UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811- 21141

                                   MDT FUNDS
               (Exact name of registrant as specified in charter)

                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
              (Address of principal executive offices) (Zip code)

                                  JOHN SHERMAN
                            125 CAMBRIDGEPARK DRIVE
                              CAMBRIDGE, MA 02140
                    (Name and address of agent for service)

                                 (617) 234-2200
               Registrant's telephone number, including area code

Date of fiscal year end: JULY 31, 2005

Date of reporting period:  JULY 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                (MDT FUNDS LOGO)

                                 Annual Report
                                 July 31, 2005

                             MDT All Cap Core Fund
                            MDT Balanced Growth Fund
                            MDT Short-Term Bond Fund

                               TABLE OF CONTENTS

Letter From the Manager
Schedule of Investments
   All Cap Core Fund                                                         1
   Balanced Growth Fund                                                      5
   Short-Term Bond Fund                                                     11
Statements of Assets and Liabilities                                        15
Statements of Operations                                                    16
Statements of Changes in Net Assets                                         17
Financial Highlights                                                        20
Notes to Financial Statements                                               24
Report of Independent Registered
  Public Accounting Firm                                                    28
Additional Information                                                      29

Letter From the President

                                                                       July 2005

Dear Shareholder:

The last twelve months featured fairly steady economic conditions, strong results for our investment strategies and some material positive developments for our Fund Family. In the face of an ongoing series of Federal Reserve interest rate increases, (which included eight separate 25 basis point hikes of the target Fed Funds Rate), and record high oil prices, the economy performed well with annualized GDP growth of approximately 3.5%, slow but steady improvement in employment and little indication that inflationary pressures are building. Despite some weak equity market results over the first half of 2005, most indices finished the one-year period ended July 31st in solidly positive territory, including the benchmark S&P 500 Index which was up 14.05%.

The investment performance for our three strategies was strong over the period with each Fund beating its respective indices. The All Cap Core Fund was well-positioned for the increase in energy prices and its results eclipsed by a wide margin those of its benchmark index, the Russell 3000. The Balanced Growth Fund benefited from the success of its domestic equity investments, (which are managed under the All Cap Core strategy), and from another good performance from the Fund's real estate investment trust portfolio. The Capital Conservation Fund was well positioned for the increase in short-term rates brought on by the Fed's series of rate hikes, and it also exceeded the results for its benchmark indices.

In no small part due to the results of our strategies, our Fund family is undergoing some meaningful changes including a new name, "MDT Funds", and the introduction of six of our equity strategies as mutual funds. You should have already received notification of these changes with our new prospectus. These steps offer two primary benefits to our shareholders. First, the availability of additional strategies gives you more options from which to choose. Second, these changes will allow us to begin marketing the Funds through some of the major brokerage systems, which will bring in more assets and reduce the expense ratios for each of our strategies.

We are thankful for your support and interested in any thoughts or questions you have about this report, our strategies or our Fund Family in general. As always, please feel free to call us at 1-866-784-6867 or visit our new web site at www.mdtfunds.com.

Best regards,

/s/R. Schorr Berman

R. Schorr Berman
President

For this letter and the discussions that follow, please refer to the report section for standardized performance, index information and portfolio holdings. Portfolio holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

This material must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; principal loss is possible.

Quasar Distributors, LLC, Distributor 09/05

                   MDT All Cap Core                           Lipper Multi-Cap
     Date     Fund - Institutional Class     Russell 3000      Core Fund Index
     ----     --------------------------     ------------      ---------------
   10/1/2002            $10,000                $10,000             $10,000
   1/31/2003            $10,534                $10,538             $10,453
   7/31/2003            $11,775                $12,454             $12,268
   1/31/2004            $13,993                $14,453             $14,289
   7/31/2004            $13,870                $14,112             $13,932
   1/31/2005            $15,436                $15,427             $15,335
   7/31/2005            $16,952                $16,498             $16,433

MDT All Cap Core Fund--Institutional Class

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JULY 31, 2005

                                                                  ANNUALIZED
                                                    ONE        SINCE INCEPTION
                                                   YEAR       (OCTOBER 1, 2002)
                                                   ----       -----------------
MDT All Cap Core Fund--Institutional Class        22.14%            20.47%
Russell 3000 Index                                16.91%            19.33%
Lipper Multi-Cap Core Fund Index                  17.95%            19.16%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies.

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Lipper Multi-Cap Core Fund Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap Core funds have more latitude in the companies in which they invest. These Funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

One cannot invest directly in an index.

ALL CAP CORE FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 22.14% for the twelve months ended July 31, 2005, easily outperforming both the 16.91% return for the Russell 3000 Index and the 17.95% result for the Lipper Multi Cap Core Index. We have often spoken of our expectation that through superior stock selection the strategy can outperform in differing market environments. This was certainly demonstrated over the last twelve months as the strategy kept pace with the Russell 3000 Index in a strong market late in 2004, outperformed during the flat market of the first half of 2005 and outperformed again during the strong rally in July.

Compared to its benchmark, the Russell 3000 Index, the Fund was overweight value stocks throughout the period which helped boost performance since value companies outperformed their growth counterparts. An overweight position in mid capitalization companies helped relative results while an underweight position in small capitalization companies hurt. At the sector level, an overweight position in shares of energy companies contributed positively to the Fund's relative performance, while investments in information technology and consumer cyclical companies lagged the market.

The Fund continues to favor value over growth and is moderately overweight large and mid capitalization stocks while being underweight small capitalization firms. The largest sector overweights are in energy and financial services, with consumer cyclicals, health care and information technology being those most significantly underweighted. With expectations for favorable economic conditions in the near term, we remain optimistic about the outlook for the Fund and will continue to strive for strong risk-adjusted returns through disciplined, fundamentally-based stock selection.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

SECTOR BREAKDOWN (as % of investments)

Basic Industries                              2.5%
Capital Goods                                 2.7%
Consumer Durables                             3.2%
Consumer Cyclicals                            8.6%
Consumer Staples                              3.2%
Energy                                       20.9%
Financial Services                           36.1%
Healthcare                                    8.1%
Information Technology                        9.3%
Public Utilities                              2.1%
Transportation                                3.3%

    Date      MDT Balanced Growth Fund    S&P 500    Lipper Balanced Fund Index
    ----      ------------------------    -------    --------------------------
 10/1/2002            $10,000             $10,000             $10,000
 1/31/2003            $10,292             $10,560             $10,389
 7/31/2003            $11,418             $12,333             $11,509
 1/31/2004            $13,163             $14,211             $12,838
 7/31/2004            $13,173             $13,958             $12,691
 1/31/2005            $14,335             $15,097             $13,608
 7/31/2005            $15,387             $15,920             $14,162

MDT Balanced Growth Fund

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JULY 31, 2005

                                                              ANNUALIZED
                                           ONE              SINCE INCEPTION
                                           YEAR            (OCTOBER 1, 2002)
                                           ----            -----------------
MDT Balanced Growth Fund                  16.81%                16.45%
S&P 500 Index                             14.05%                17.83%
Lipper Balanced Fund Index                11.60%                13.07%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund may also invest in small- and medium capitalization companies, which tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund may also invest in foreign securities, which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

The Lipper Balanced Fund Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities. Typically the equity/bond ratio is approximately 60%/40%.

One cannot invest directly in an index.

BALANCED GROWTH FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund returned 16.81% for the twelve-month period ended July 31, 2005, easily beating both the 14.05% result for the S&P 500 Index and the 11.60% return for the Lipper Balanced Fund Index. Once again, we were pleased with the Fund's outperformance relative to a more narrow domestic equity index such as the S&P; we would not generally expect outperformance in a period of rising U.S. markets given the Fund's broad diversification into other asset classes.

The Fund's allocation to U.S. equities was fairly static over the period at approximately 50% of Fund assets. These investments, which are managed under our proprietary Optimum Q - All Cap Core strategy, had another strong period, soundly besting the return on the Russell 3000 Index. The Allocations to real estate investment trusts ("Reits") and international equities were each reduced over the period to just over 6% of Fund assets. Despite the reduction, the performance of both of these sectors was favorable for the Fund's results as Reits benefited from the low level of long-term interest rates and international equities held up well despite a rally in the dollar. Fixed income investment performance lagged the Fund's other sectors, but helped stabilize the Fund through a volatile equity market.

Increasingly expensive Reit valuations and the recent reversal in the declining trend in the dollar have led us to moderate the Fund's exposure to real estate and international equities. Despite these changes we will maintain our diversified approach and, as always, will be alert to adjusting the Fund's positioning should changing market conditions warrant.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Investments by the fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.

ASSET ALLOCATION BREAKDOWN (as % of investments)

Domestic Equity                              51.3%
Fixed Income                                 33.0%
International Equity                          7.0%
REITs                                         6.8%
Short-Term Investments                        1.9%

                                                           Lipper Short-Term
                  MDT Short-Term     Citigroup 1-Year      Investment Grade
    Date            Bond Fund         Treasury Index          Funds Index
    ----          --------------     ----------------      -----------------
  10/1/2002          $10,000              $10,000               $10,000
  1/31/2003          $10,017              $10,072               $10,126
  7/31/2003          $10,082              $10,145               $10,233
  1/31/2004          $10,160              $10,223               $10,411
  7/31/2004          $10,168              $10,245               $10,430
  1/31/2005          $10,280              $10,295               $10,546
  7/31/2005          $10,389              $10,394               $10,625

MDT Short-Term Bond Fund

This hypothetical chart assumes an initial gross investment of $10,000 made on 10/1/02 (commencement of operations). Returns include the reinvestment of all dividends.

TOTAL RETURN FOR THE PERIODS ENDED JULY 31, 2005

                                                                  ANNUALIZED
                                                     ONE       SINCE INCEPTION
                                                     YEAR     (OCTOBER 1, 2002)
                                                     ----     -----------------
MDT Short-Term Bond Fund                            2.20%           1.37%
Citigroup 1-Year Treasury Index                     1.46%           1.38%
Lipper Short-Term Investment Grade Funds Index      1.87%           2.16%

Performance data quoted represents past performance and is no guarantee of future results. The principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-866-784-6867.

Investment performance reflects contractual fee waivers in effect. In the absence of such waivers, total return would be reduced. The Advisor can recapture expenses or fees it has waived within a three year period. Please refer to the prospectus for details. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. While this is a risk of investing in the Fund, please keep in mind that the Fund is designed to limit its exposure to longer-term debt instruments.

The Citigroup 1-Year Treasury Benchmark Index ("Citigroup 1-Year Treasury Index") is an unmanaged index generally representative of the average yield on one-year Treasury bills.

The Lipper Short-Term Investment Grade Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade funds category. These Funds, by portfolio practice, invest primarily in investment grade debt issues (rated in top four grades) with dollar weighted average maturities of six months to three years.

One cannot invest directly in an index.

SHORT-TERM BOND FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund's 2.20% return for the twelve-month period ended July 31, 2005 exceeded both the 1.87% result of the Lipper Short-Term Investment Grade Fund Index, a measure of the return on peer mutual funds, and the 1.46% return on the benchmark Citigroup 1-Year Treasury Index. The cautious posture we had assumed with respect to interest rate risk proved to be beneficial as the Fund was well positioned for the Federal Reserve's efforts to steadily increase short-term yields.

During the period, the portfolio's mix of investments was shifted slightly away from instruments bearing credit risk and towards well-structured mortgage-backed securities. This change paid off as interest rate volatility was extremely mild and, despite the Federal Reserve's series of short-term rate increases, long-term rates actually fell, helping the performance of mortgage-backed instruments. The significant increase in short-term rates and a shift during the period to a slightly longer portfolio duration improved the Fund's overall yield. Although still below normal historical standards, the elevated level of yields from the lows of the last few years should continue to benefit Fund performance.

We anticipate a continuation of the slow but steady upward trend in short term rates, with a pause likely late in the year or perhaps early in 2006. As always, new economic data will be the determining factor. Despite the increase in short-term rates, it remains a challenging environment with spreads on credit-sensitive instruments offering little margin over the yields on risk-free government issues. We will focus on identifying underpriced securities and be nimble in managing the Fund's allocations shifting towards areas where we perceive relative value.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. While this is a risk of investing in the fund, please keep in mind that the fund is designed to limit its exposure to longer-term debt instruments.

SECURITY TYPE BREAKDOWN (as % of investments)

U.S. Government Securities                             55.8%
Non-Agency Mortgage & Asset Backed Securities          29.3%
Short-Term Investments                                  7.8%
Corporate Notes & Bonds                                 7.1%

MDT FUNDS

ADDITIONAL INFORMATION ON FUND EXPENSES

FOR THE SIX MONTHS ENDED JULY 31, 2005

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/05 - 7/31/05).

ACTUAL EXPENSES

The first line of the table below provides information about account values based on actual returns and actual expenses of the Funds. Although the Funds charge no sales load or redemption fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently the Funds' transfer agent charges a $15.00 fee. You may use the information in the first line of the table below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ALL CAP CORE FUND--MEMORIAL CLASS

                                                              EXPENSES PAID
                             BEGINNING     ENDING VALUE     DURING THE PERIOD
                            VALUE 2/1/05     7/31/05      2/1/05 - 7/31/05*<F1>
                            ------------   ------------   ---------------------
Actual                       $1,000.00      $1,098.20             $6.50
Hypothetical (5% annual
  return before expenses)    $1,000.00      $1,018.60             $6.26

*<F1> Expenses are equal to the Fund's annualized expense ratio of 1.25% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

ALL CAP CORE FUND--ADVISER CLASS

                                                              EXPENSES PAID
                             BEGINNING     ENDING VALUE     DURING THE PERIOD
                            VALUE 2/1/05     7/31/05      2/1/05 - 7/31/05*<F2>
                            ------------   ------------   ---------------------
Actual                       $1,000.00      $1,096.30             $7.80
Hypothetical (5% annual
  return before expenses)    $1,000.00      $1,017.36             $7.50

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

BALANCED GROWTH FUND

                                                              EXPENSES PAID
                             BEGINNING     ENDING VALUE     DURING THE PERIOD
                            VALUE 2/1/05     7/31/05      2/1/05 - 7/31/05*<F3>
                            ------------   ------------   ---------------------
Actual                       $1,000.00      $1,073.40             $6.48
Hypothetical (5% annual
  return before expenses)    $1,000.00      $1,018.55             $6.31

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.26% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SHORT-TERM BOND FUND

                                                              EXPENSES PAID
                             BEGINNING     ENDING VALUE     DURING THE PERIOD
                            VALUE 2/1/05     7/31/05      2/1/05 - 7/31/05*<F4>
                            ------------   ------------   ---------------------
Actual                       $1,000.00      $1,010.60             $4.49
Hypothetical (5% annual
  return before expenses)    $1,000.00      $1,020.33             $4.51

*<F4> Expenses are equal to the Fund's annualized expense ratio of 0.90% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

MDT FUNDS--ALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005

  SHARES                                                              VALUE
  ------                                                              -----
               COMMON STOCKS - 97.70%

               AEROSPACE & DEFENSE - 0.35%
      1,800    General Dynamics Corporation                        $   207,342
      1,100    Goodrich Corporation                                     48,664
                                                                   -----------
                                                                       256,006

               BANKING - 3.20%
      8,700    Comerica Incorporated                                   531,570
      3,900    Fifth Third Bancorp                                     168,090
      2,500    First BanCorp.                                           61,300
      1,000    Huntington Bancshares Incorporated                       24,940
     14,200    KeyCorp                                                 486,208
      2,200    M&T Bank Corporation                                    238,722
     17,400    National City Corporation                               642,234
      2,400    NewAlliance Bancshares, Inc.                             34,680
      2,600    UnionBanCal Corporation                                 185,484
                                                                   -----------
                                                                     2,373,228

               BIOTECHNOLOGY - 4.01%
      1,300    Celgene Corporation*<F5>                                 62,205
     24,100    Genentech, Inc.*<F5>                                  2,152,853
     15,300    Gilead Sciences, Inc.*<F5>                              685,593
        800    Invitrogen Corporation*<F5>                              68,616
                                                                   -----------
                                                                     2,969,267

               BUILDING & HOUSING - 2.88%
      3,600    Beazer Homes USA, Inc.                                  235,584
      4,600    Centex Corporation                                      340,308
      1,800    Lafarge North America Inc.                              125,604
      7,000    Lennar Corporation                                      470,890
        600    M/I Homes, Inc.                                          35,772
      7,200    Pulte Homes, Inc.                                       674,064
      2,100    Standard-Pacific Corp.                                  200,319
      1,800    Technical Olympic USA, Inc.                              50,796
                                                                   -----------
                                                                     2,133,337

               BUSINESS SERVICES - 0.69%
      1,100    Certegy, Inc.                                            38,082
      2,300    Computer Sciences Corporation*<F5>                      105,294
      2,800    Paychex, Inc.                                            97,748
      1,400    Resources Connection, Inc.*<F5>                          42,000
      8,200    Waste Management, Inc.                                  230,584
                                                                   -----------
                                                                       513,708

               COMMERCIAL SERVICES
                 & SUPPLIES - 0.80%
      1,500    Dun & Bradstreet Corporation*<F5>                        94,995
        600    Fastenal Company                                         39,384
      4,200    Moody's Corporation                                     198,702
      7,700    Robert Half International Inc.                          260,953
                                                                   -----------
                                                                       594,034

               COMPUTER PERIPHERALS - 0.12%
      4,800    Ingram Micro Inc.*<F5>                                   89,472

               COMPUTER SERVICES - 0.08%
      1,400    Fiserv, Inc.*<F5>                                        62,118

               COMPUTERS - 2.91%
     53,300    Dell Inc.*<F5>                                        2,157,051

               CONSUMER PRODUCTS - 1.06%
     11,300    Kimberly-Clark Corporation                              720,488
      3,600    Tempur-Pedic International, Inc.*<F5>                    61,956
                                                                   -----------
                                                                       782,444

               CONSUMER SERVICES - 0.23%
      1,400    Jackson Hewitt Tax Service Inc.                          35,434
      2,300    Weight Watchers
                 International, Inc.*<F5>                              130,686
                                                                   -----------
                                                                       166,120

               DIVERSIFIED MANUFACTURING - 2.27%
      1,700    American Axle & Manufacturing
                 Holdings, Inc.                                         46,835
      5,100    Danaher Corporation                                     282,795
      9,800    Deere & Company                                         720,594
      1,100    Eaton Corporation                                        71,874
      2,100    Illinois Tool Works Inc.                                179,865
      1,200    ITT Industries, Inc.                                    127,680
      1,400    Joy Global Inc.                                          57,498
      5,700    Louisiana-Pacific Corporation                           152,874
      1,900    McDermott International, Inc.*<F5>                       45,011
                                                                   -----------
                                                                     1,685,026

               E-COMMERCE - 2.86%
     22,700    eBay, Inc.*<F5>                                         948,406
      1,300    Getty Images, Inc.*<F5>                                 104,975
        600    Websense, Inc.*<F5>                                      29,904
     31,100    Yahoo! Inc.*<F5>                                      1,036,874
                                                                   -----------
                                                                     2,120,159

               EDUCATION - 0.08%
      1,200    ITT Educational Services, Inc.*<F5>                      61,500

               ELECTRONICS - 0.91%
      4,100    Amphenol Corporation                                    182,614
      4,500    Arrow Electronics, Inc.*<F5>                            135,090
      3,000    AVX Corporation                                          40,980
      8,800    Jabil Circuit, Inc.*<F5>                                274,472
      1,100    Trimble Navigation Limited*<F5>                          42,856
                                                                   -----------
                                                                       676,012

               FINANCIAL SERVICES - 13.54%
      1,600    AmeriCredit Corp.*<F5>                                   42,752
     10,600    Capital One Financial Corporation                       874,500
      3,800    CapitalSource Inc.*<F5>                                  74,404
     17,400    CIT Group Inc.                                          768,036
     12,600    Fannie Mae                                              703,836
     20,300    Freddie Mac                                           1,284,584
     20,600    The Goldman Sachs Group, Inc.                         2,214,088
     10,500    Lehman Brothers Holdings Inc.                         1,103,865
     16,600    Merrill Lynch & Co, Inc.                                975,748
     27,700    Morgan Stanley                                        1,469,485
      5,100    Radian Group Inc.                                       263,058
      1,700    SEI Investments Company                                  65,722
        800    SLM Corporation*<F5>                                     41,192
      2,700    Westcorp                                                156,465
                                                                   -----------
                                                                    10,037,735

               FOOD & BEVERAGES - 2.48%
      1,200    Chiquita Brands International, Inc.                      36,216
      1,000    Constellation Brands,
                 Inc. - Class A*<F5>                                    27,400
      2,100    Fresh Del Monte Produce Inc.                             55,251
     24,100    PepsiCo, Inc.                                         1,314,173
      3,300    Pilgrim's Pride Corporation                             124,905
      5,400    Starbucks Corporation*<F5>                              283,770
                                                                   -----------
                                                                     1,841,715

               HEALTHCARE SERVICES
                 & SUPPLIES - 3.93%
      2,000    AmerisourceBergen Corporation                           143,580
      5,300    Caremark Rx, Inc.*<F5>                                  236,274
      1,600    Community Health Systems Inc.*<F5>                       61,776
      1,300    Dade Behring Holdings, Inc.                              98,540
      3,200    Express Scripts, Inc.*<F5>                              167,360
      1,600    Immucor, Inc.*<F5>                                       43,952
      1,000    Intuitive Surgical, Inc.*<F5>                            69,400
      1,000    Kyphon Inc.*<F5>                                         40,640
      3,000    Laboratory Corporation
                 of America Holdings*<F5>                              152,010
      2,500    Pharmaceutical Product
                 Development, Inc.*<F5>                                143,075
      5,000    Quest Diagnostics Incorporated                          256,700
     12,000    UnitedHealth Group Incorporated                         627,600
     10,600    Zimmer Holdings, Inc.*<F5>                              873,016
                                                                   -----------
                                                                     2,913,923

               INSURANCE - 17.65%
      2,500    Allmerica Financial Corporation*<F5>                     97,500
     40,450    The Allstate Corporation                              2,477,967
      4,200    AMBAC Financial Group, Inc.                             301,728
      2,700    American Financial Group, Inc.                           91,368
     16,500    American International Group, Inc.                      993,300
      1,700    AmerUs Group Co.                                         87,686
      7,400    Assurant, Inc.                                          273,430
     14,300    The Chubb Corporation                                 1,270,126
      1,500    Cincinnati Financial Corporation                         61,830
      1,500    The Commerce Group, Inc.                                 93,525
      3,900    Conseco, Inc.*<F5>                                       85,059
      8,200    Genworth Financial Inc.                                 257,152
     17,400    Hartford Financial
                 Services Group, Inc.                                1,401,918
      1,500    Horace Mann Educators
                 Corporation                                            29,970
      7,500    Jefferson-Pilot Corporation                             376,275
      1,600    LandAmerica Financial Group, Inc.                       100,288
      3,700    Lincoln National Corporation                            178,710
      5,700    Loews Corporation                                       476,691
      2,100    MBIA Inc.                                               127,554
     44,100    Metlife, Inc.                                         2,167,074
      5,500    MGIC Investment Corporation                             377,190
      3,800    Nationwide Financial Services,
                 Inc. - Class A                                        150,404
      2,200    Ohio Casualty Corporation                                56,210
      3,100    Old Republic International
                 Corporation                                            81,406
      4,500    The PMI Group, Inc.                                     184,275
      2,750    Protective Life Corporation                             119,790
      7,100    SAFECO Corporation                                      390,074
      1,000    Selective Insurance Group, Inc.                          49,790
      1,200    StanCorp Financial Group, Inc.                          103,608
        900    State Auto Financial Corporation                         28,305
      1,200    Stewart Information
                 Services Corporation                                   56,472
      2,400    Torchmark Corporation                                   125,448
      2,400    UICI                                                     74,040
        800    United Fire & Casualty Company                           35,824
        700    Unitrin, Inc.                                            37,275
      7,050    W.R. Berkley Corporation                                263,881
                                                                   -----------
                                                                    13,083,143

               INTERNET - 0.39%
      3,300    CNET Networks, Inc.*<F5>                                 42,240
      9,400    VeriSign, Inc.*<F5>                                     247,314
                                                                   -----------
                                                                       289,554

               LEISURE & GAMING - 0.11%
        700    Choice Hotels International, Inc.                        46,424
      1,500    Hilton Hotels Corporation                                37,125
                                                                   -----------
                                                                        83,549

               METALS - 1.90%
      2,700    Commercial Metals Company                                77,598
      3,900    Crown Holdings, Inc.*<F5>                                61,581
      9,300    Nucor Corporation                                       515,685
      5,400    Phelps Dodge Corporation                                574,830
      2,400    Steel Dynamics, Inc.                                     77,184
      1,000    United States Steel Corporation                          42,650
      3,300    Worthington Industries, Inc.                             58,344
                                                                   -----------
                                                                     1,407,872

               MULTIMEDIA - 2.41%
        600    Comcast Corporation - Class A*<F5>                       18,438
      3,400    Lamar Advertising
                 Company - Class A*<F5>                                149,634
      4,900    Omnicom Group Inc.                                      415,863
     35,800    Viacom Inc. - Class B                                 1,198,942
                                                                   -----------
                                                                     1,782,877

               NETWORKING PRODUCTS - 0.66%
     20,500    Juniper Networks, Inc.*<F5>                             491,795

               OIL & GAS - 20.72%
      8,000    Amerada Hess Corporation                                942,880
     20,700    Anadarko Petroleum Corporation                        1,828,845
     19,200    Apache Corporation                                    1,313,280
      2,900    BJ Services Company                                     176,871
     47,300    ChevronTexaco Corporation                             2,743,873
     48,200    ConocoPhillips                                        3,016,838
     19,600    Devon Energy Corporation                              1,099,364
      1,900    General Maritime Corporation                             74,081
      1,500    The Houston
                 Exploration Company*<F5>                               86,685
      5,500    Kerr-McGee Corporation                                  441,155
     19,000    Marathon Oil Corporation                              1,108,840
      1,400    Maverick Tube Corporation*<F5>                           46,438
     18,600    Occidental Petroleum Corporation                      1,530,408
      1,400    Oil States International, Inc.*<F5>                      41,412
      2,300    OMI Corporation                                          41,469
      2,100    Overseas Shipholding Group, Inc.                        130,305
      3,400    Pogo Producing Company                                  187,102
      1,400    Stone Energy Corporation*<F5>                            74,494
      1,000    Swift Energy Company*<F5>                                40,780
      1,400    Tesoro Corporation                                       67,508
      1,700    Tidewater Inc.                                           68,629
      2,600    Transocean Inc.*<F5>                                    146,718
      4,000    Ultra Petroleum Corp.*<F5>                              151,680
                                                                   -----------
                                                                    15,359,655

               PAPER - 0.29%
      7,300    MeadWestvaco Corporation                                213,306

               RESTAURANTS - 0.04%
      1,000    Landry's Restaurants, Inc.                               31,150

               RETAIL - 0.81%
      3,000    bebe stores, inc.                                        85,380
      6,600    Chico's FAS, Inc.*<F5>                                  264,726
      2,100    Dillard's, Inc.                                          48,006
      3,300    Urban Outfitters, Inc.*<F5>                             200,343
                                                                   -----------
                                                                       598,455

               SAVINGS & LOANS - 0.57%
      8,025    Astoria Financial Corporation                           224,219
      1,500    Downey Financial Corp.                                  116,160
      1,300    FirstFed Financial Corp.*<F5>                            81,224
                                                                   -----------
                                                                       421,603

               SEMICONDUCTORS - 3.51%
     16,600    Altera Corporation*<F5>                                 363,042
      9,200    Microchip Technology,
                 Incorporated                                          285,844
     14,700    Micron Technology, Inc.*<F5>                            174,636
      1,200    Microsemi Corporation*<F5>                               25,620
     55,100    Texas Instruments Incorporated                        1,749,976
                                                                   -----------
                                                                     2,599,118

               SOFTWARE - 0.24%
      2,700    Cogent Inc.*<F5>                                         81,189
      1,100    Fair Isaac Corporation                                   41,393
      2,200    Salesforce.com, Inc.*<F5>                                51,810
                                                                   -----------
                                                                       174,392

               TELECOMMUNICATIONS - 0.07%
      2,000    ADC Telecommunications, Inc.*<F5>                        52,280

               TEXTILES & APPAREL - 0.99%
     17,600    Coach, Inc.*<F5>                                        617,936
      2,700    Reebok International Ltd.                               114,210
                                                                   -----------
                                                                       732,146

               TRANSPORTATION - 2.86%
     30,500    Burlington Northern
                 Santa Fe Corporation                                1,654,625
      3,200    CSX Corporation                                         145,728
      3,900    Norfolk Southern Corporation*<F5>                       145,119
      3,300    Ryder System, Inc.                                      128,667
      2,000    Swift Transportation Co., Inc.*<F5>                      43,980
                                                                   -----------
                                                                     2,118,119

               UTILITY - ELECTRIC - 1.46%
      2,000    DTE Energy Company                                       94,000
      2,400    Edison International                                     98,112
      5,600    Entergy Corporation                                     436,464
      7,300    PG&E Corporation                                        274,699
      2,100    Progress Energy, Inc.                                    93,681
      6,300    Reliant Energy Inc.*<F5>                                 83,538
                                                                   -----------
                                                                     1,080,494

               UTILITY - GAS - 0.62%
     10,800    Sempra Energy                                           459,000

               TOTAL COMMON STOCKS
                 (COST $63,658,239)                                 72,411,363

               SHORT TERM INVESTMENTS - 2.92%

               MONEY MARKET MUTUAL FUNDS - 2.92%
  2,165,073    SEI Daily Income Trust
                 Government Fund - Class B                           2,165,073
                                                                   -----------
               TOTAL SHORT TERM
                 INVESTMENTS
                 (COST $2,165,073)                                   2,165,073
                                                                   -----------
               TOTAL INVESTMENTS
                 (COST $65,823,312) - 100.62%                       74,576,436

               LIABILITIES IN EXCESS
                 OF OTHER ASSETS - (0.62)%                            (458,208)
                                                                   -----------
               TOTAL NET
                 ASSETS - 100.00%                                  $74,118,228
                                                                   -----------
                                                                   -----------

*<F5>  Non Income Producing

                       See notes to financial statements.

MDT FUNDS--BALANCED GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005

  SHARES                                                              VALUE
  ------                                                              -----
               COMMON STOCKS - 58.10%

               AEROSPACE & DEFENSE - 0.19%
        900    General Dynamics Corporation                        $   103,671
        600    Goodrich Corporation                                     26,544
                                                                   -----------
                                                                       130,215

               BANKING - 1.68%
      4,200    Comerica Incorporated                                   256,620
      1,900    Fifth Third Bancorp                                      81,890
      1,200    First BanCorp.                                           29,424
        700    Huntington Bancshares
                 Incorporated                                           17,458
      7,000    KeyCorp                                                 239,680
      1,100    M&T Bank Corporation                                    119,361
      8,500    National City Corporation                               313,735
      1,100    NewAlliance Bancshares, Inc.                             15,895
      1,300    UnionBanCal Corporation                                  92,742
                                                                   -----------
                                                                     1,166,805

               BIOTECHNOLOGY - 1.67%
        800    Celgene Corporation*<F6>                                 38,280
     11,800    Genentech, Inc.*<F6>                                  1,054,094
        700    Gilead Sciences, Inc.*<F6>                               31,367
        400    Invitrogen Corporation*<F6>                              34,308
                                                                   -----------
                                                                     1,158,049

               BUILDING & HOUSING - 1.60%
      2,400    Beazer Homes USA, Inc.                                  157,056
      2,400    Centex Corporation                                      177,552
      1,000    Lafarge North America Inc.                               69,780
      3,400    Lennar Corporation                                      228,718
        300    M/I Homes, Inc.                                          17,886
      3,700    Pulte Homes, Inc.                                       346,394
      1,000    Standard-Pacific Corp.                                   95,390
        700    Technical Olympic USA, Inc.                              19,754
                                                                   -----------
                                                                     1,112,530

               BUSINESS SERVICES - 0.36%
        600    Certegy, Inc.                                            20,772
      1,100    Computer Sciences Corporation*<F6>                       50,358
      1,400    Paychex, Inc.                                            48,874
        700    Resources Connection, Inc.*<F6>                          21,000
      4,000    Waste Management, Inc.                                  112,480
                                                                   -----------
                                                                       253,484

               COMMERCIAL SERVICES
                 & SUPPLIES - 0.43%
        800    Dun & Bradstreet Corporation*<F6>                        50,664
        200    Fastenal Company                                         13,128
      2,200    Moody's Corporation                                     104,082
      3,800    Robert Half International Inc.                          128,782
                                                                   -----------
                                                                       296,656

               COMPUTER PERIPHERALS - 0.06%
      2,400    Ingram Micro Inc.*<F6>                                   44,736

               COMPUTER SERVICES - 0.04%
        700    Fiserv, Inc.*<F6>                                        31,059

               COMPUTERS - 1.71%
     29,300    Dell Inc.*<F6>                                        1,185,771

               CONSUMER PRODUCTS - 0.55%
      5,500    Kimberly-Clark Corporation                              350,680
      1,800    Tempur-Pedic International, Inc.*<F6>                    30,978
                                                                   -----------
                                                                       381,658

               CONSUMER SERVICES - 0.12%
        700    Jackson Hewitt Tax Service Inc.                          17,717
      1,100    Weight Watchers
                 International, Inc.*<F6>                               62,502
                                                                   -----------
                                                                        80,219

               DIVERSIFIED MANUFACTURING - 1.25%
        900    American Axle & Manufacturing
                 Holdings, Inc.                                         24,795
      2,700    Danaher Corporation                                     149,715
      5,200    Deere & Company                                         382,356
        500    Eaton Corporation                                        32,670
      1,000    Illinois Tool Works Inc.                                 85,650
        600    ITT Industries, Inc.                                     63,840
        700    Joy Global Inc.                                          28,749
      2,800    Louisiana-Pacific Corporation                            75,096
      1,100    McDermott International, Inc.*<F6>                       26,059
                                                                   -----------
                                                                       868,930

               E-COMMERCE - 1.47%
     11,100    eBay, Inc.*<F6>                                         463,758
        500    Getty Images, Inc.*<F6>                                  40,375
        300    Websense, Inc.*<F6>                                      14,952
     15,100    Yahoo! Inc.*<F6>                                        503,434
                                                                   -----------
                                                                     1,022,519

               EDUCATION - 0.04%
        600    ITT Educational Services, Inc.*<F6>                      30,750

               ELECTRONICS - 0.49%
      2,000    Amphenol Corporation                                     89,080
      2,300    Arrow Electronics, Inc.*<F6>                             69,046
      1,600    AVX Corporation                                          21,856
      4,500    Jabil Circuit, Inc.*<F6>                                140,355
        500    Trimble Navigation Limited*<F6>                          19,480
                                                                   -----------
                                                                       339,817

               FINANCIAL SERVICES - 6.99%
        800    AmeriCredit Corp.*<F6>                                   21,376
      5,700    Capital One Financial Corporation                       470,250
      2,200    CapitalSource Inc.*<F6>                                  43,076
     12,500    CIT Group Inc.                                          551,750
      8,900    Freddie Mac                                             563,192
     12,600    The Goldman Sachs Group, Inc.                         1,354,248
      5,100    Lehman Brothers Holdings Inc.                           536,163
      8,300    Merrill Lynch & Co, Inc.                                487,874
     10,700    Morgan Stanley                                          567,635
      2,500    Radian Group Inc.                                       128,950
        800    SEI Investments Company                                  30,928
        300    SLM Corporation*<F6>                                     15,447
      1,300    Westcorp                                                 75,335
                                                                   -----------
                                                                     4,846,224

               FOOD & BEVERAGES - 0.96%
        700    Chiquita Brands International, Inc.                      21,126
      1,200    Fresh Del Monte Produce Inc.                             31,572
      7,600    PepsiCo, Inc.                                           414,428
      1,700    Pilgrim's Pride Corporation                              64,345
      2,600    Starbucks Corporation*<F6>                              136,630
                                                                   -----------
                                                                       668,101

               HEALTHCARE SERVICES
                 & SUPPLIES - 2.13%
      1,000    AmerisourceBergen Corporation                            71,790
      2,700    Caremark Rx, Inc.*<F6>                                  120,366
        900    Community Health Systems Inc.*<F6>                       34,749
        600    Dade Behring Holdings, Inc.                              45,480
      1,400    Express Scripts, Inc.*<F6>                               73,220
        800    Immucor, Inc.*<F6>                                       21,976
        400    Intuitive Surgical, Inc.*<F6>                            27,760
        400    Kyphon Inc.*<F6>                                         16,256
      1,600    Laboratory Corporation
                 of America Holdings*<F6>                               81,072
      1,300    Pharmaceutical Product
                 Development, Inc.*<F6>                                 74,399
      2,600    Quest Diagnostics Incorporated                          133,484
      6,000    UnitedHealth Group Incorporated                         313,800
      5,600    Zimmer Holdings, Inc.*<F6>                              461,216
                                                                   -----------
                                                                     1,475,568

               INSURANCE - 9.34%
      1,300    Allmerica Financial Corporation*<F6>                     50,700
     25,950    The Allstate Corporation                              1,589,697
        800    AMBAC Financial Group, Inc.                              57,472
      1,300    American Financial Group, Inc.                           43,992
      5,000    American International Group, Inc.                      301,000
        900    AmerUs Group Co.                                         46,422
      3,600    Assurant, Inc.                                          133,020
      9,100    The Chubb Corporation                                   808,262
        500    Cincinnati Financial Corporation                         20,610
      1,600    Genworth Financial Inc.                                  50,176
      8,300    Hartford Financial
                 Services Group, Inc.                                  668,731
        800    Horace Mann Educators
                 Corporation                                            15,984
      3,600    Jefferson-Pilot Corporation                             180,612
      1,000    LandAmerica Financial Group, Inc.                        62,680
        800    Lincoln National Corporation                             38,640
      2,800    Loews Corporation                                       234,164
      1,200    MBIA Inc.                                                72,888
     21,600    Metlife, Inc.                                         1,061,424
      2,700    MGIC Investment Corporation                             185,166
      1,400    Nationwide Financial Services,
                 Inc. - Class A                                         55,412
      1,200    Ohio Casualty Corporation                                30,660
      1,600    Old Republic International
                 Corporation                                            42,016
      2,200    The PMI Group, Inc.                                      90,090
      1,500    Protective Life Corporation                              65,340
      3,400    SAFECO Corporation                                      186,796
        500    Selective Insurance Group, Inc.                          24,895
        700    StanCorp Financial Group, Inc.                           60,438
        500    State Auto Financial Corporation                         15,725
      2,250    Torchmark Corporation                                   117,608
      1,000    UICI                                                     30,850
        200    Unitrin, Inc.                                            10,650
      3,250    W.R. Berkley Corporation                                121,647
                                                                   -----------
                                                                     6,473,767

               INTERNET - 0.19%
      1,500    CNET Networks, Inc.*<F6>                                 19,200
      4,200    VeriSign, Inc.*<F6>                                     110,502
                                                                   -----------
                                                                       129,702

               LEISURE & GAMING - 0.06%
        300    Choice Hotels International, Inc.                        19,896
        800    Hilton Hotels Corporation                                19,800
                                                                   -----------
                                                                        39,696

               METALS - 0.96%
      1,500    Commercial Metals Company                                43,110
      1,800    Crown Holdings, Inc.*<F6>                                28,422
      4,600    Nucor Corporation                                       255,070
      2,600    Phelps Dodge Corporation                                276,770
      1,100    Steel Dynamics, Inc.                                     35,376
      1,600    Worthington Industries, Inc.                             28,288
                                                                   -----------
                                                                       667,036

               MULTIMEDIA - 1.29%
      1,700    Lamar Advertising
                 Company - Class A*<F6>                                 74,817
      2,400    Omnicom Group Inc.                                      203,688
     18,300    Viacom Inc. - Class B                                   612,867
                                                                   -----------
                                                                       891,372

               NETWORKING PRODUCTS - 0.35%
     10,000    Juniper Networks, Inc.*<F6>                             239,900

               OIL & GAS - 11.01%
      5,400    Amerada Hess Corporation                                636,444
     13,700    Anadarko Petroleum Corporation                        1,210,395
      9,200    Apache Corporation                                      629,280
      1,400    BJ Services Company                                      85,386
     25,800    ChevronTexaco Corporation                             1,496,658
     20,200    ConocoPhillips                                        1,264,318
      6,500    Devon Energy Corporation                                364,585
      1,000    General Maritime Corporation                             38,990
        700    The Houston Exploration Company*<F6>                     40,453
      2,000    Kerr-McGee Corporation                                  160,420
      9,400    Marathon Oil Corporation                                548,584
        700    Maverick Tube Corporation*<F6>                           23,219
      9,000    Occidental Petroleum Corporation                        740,520
        700    Oil States International, Inc.*<F6>                      20,706
      1,200    OMI Corporation                                          21,636
      1,100    Overseas Shipholding Group, Inc.                         68,255
      1,700    Pogo Producing Company                                   93,551
        700    Stone Energy Corporation*<F6>                            37,247
        600    Swift Energy Company*<F6>                                24,468
        600    Tesoro Corporation                                       28,932
        700    Tidewater Inc.                                           28,259
      1,800    Ultra Petroleum Corp.*<F6>                               68,256
                                                                   -----------
                                                                     7,630,562

               PAPER - 0.15%
      3,600    MeadWestvaco Corporation                                105,192

               REAL ESTATE INVESTMENT TRUSTS - 6.83%
      5,750    Archstone-Smith Trust                                   244,375
      2,700    Avalonbay Communities, Inc.                             236,412
      4,150    Boston Properties, Inc.                                 316,022
      3,600    CenterPoint Properties Trust                            157,896
      5,950    Developers Diversified
                 Realty Corporation                                    289,586
      7,800    Duke Realty Corporation                                 264,888
      6,100    Equity Residential                                      246,440
      4,450    Federal Realty Investment Trust                         290,630
      8,800    General Growth Properties, Inc.                         404,624
      7,700    Health Care Property Investors, Inc.                    214,522
      2,800    Hospitality Properties Trust                            124,320
      4,500    Kimco Realty Corporation                                295,470
      5,000    Plum Creek Timber Company, Inc.                         189,250
      7,150    Prentiss Properties Trust                               289,361
      3,800    ProLogis                                                173,128
      2,900    Public Storage, Inc.                                    193,575
     10,450    Taubman Centers, Inc.                                   371,393
      4,850    Vornado Realty Trust                                    429,904
                                                                   -----------
                                                                     4,731,796

               RESTAURANTS - 0.03%
        600    Landry's Restaurants, Inc.                               18,690

               RETAIL - 0.46%
      1,575    bebe stores, inc.                                        44,824
      3,600    Chico's FAS, Inc.*<F6>                                  144,396
      1,100    Dillard's, Inc.                                          25,146
      1,700    Urban Outfitters, Inc.*<F6>                             103,207
                                                                   -----------
                                                                       317,573

               SAVINGS & LOANS - 0.22%
      1,350    Astoria Financial Corporation                            37,719
        800    Downey Financial Corp.                                   61,952
        800    FirstFed Financial Corp.*<F6>                            49,984
                                                                   -----------
                                                                       149,655

               SEMICONDUCTORS - 1.84%
      8,100    Altera Corporation*<F6>                                 177,147
      4,500    Microchip Technology,
                 Incorporated                                          139,815
      7,200    Micron Technology, Inc.*<F6>                             85,536
        600    Microsemi Corporation*<F6>                               12,810
     27,100    Texas Instruments Incorporated                          860,696
                                                                   -----------
                                                                     1,276,004

               SOFTWARE - 0.12%
      1,400    Cogent Inc.*<F6>                                         42,098
        500    Fair Isaac Corporation                                   18,815
      1,000    Salesforce.com, Inc.*<F6>                                23,550
                                                                   -----------
                                                                        84,463

               TELECOMMUNICATIONS - 0.05%
      1,300    ADC Telecommunications, Inc.*<F6>                        33,982

               TEXTILES & APPAREL - 0.51%
      8,400    Coach, Inc.*<F6>                                        294,924
      1,400    Reebok International Ltd.                                59,220
                                                                   -----------
                                                                       354,144

               TRANSPORTATION - 1.84%
     19,300    Burlington Northern
                 Santa Fe Corporation                                1,047,025
      1,600    CSX Corporation                                          72,864
      1,900    Norfolk Southern Corporation*<F6>                        70,699
      1,600    Ryder System, Inc.                                       62,384
        900    Swift Transportation Co., Inc.*<F6>                      19,791
                                                                   -----------
                                                                     1,272,763

               UTILITY - ELECTRIC - 0.77%
      1,100    DTE Energy Company                                       51,700
      1,200    Edison International                                     49,056
      2,700    Entergy Corporation                                     210,438
      3,600    PG&E Corporation                                        135,468
      1,000    Progress Energy, Inc.                                    44,610
      3,100    Reliant Energy Inc.*<F6>                                 41,106
                                                                   -----------
                                                                       532,378

               UTILITY - GAS - 0.34%
      5,500    Sempra Energy                                           233,750

               TOTAL COMMON STOCKS
                 (COST $33,378,183)                                 40,275,516
                                                                   -----------

 PRINCIPAL
  AMOUNT
 ---------
               CORPORATE NOTES & BONDS - 4.21%
               The Bear Stearns Companies Inc.
                 Medium-Term Floating Rate Notes
 $  250,000    3.300%, 06/19/2006                                      250,645
               Boeing Capital Corporation
                 Senior Notes
    125,000    5.650%, 05/15/2006                                      126,632
               Ford Motor Credit Co. Notes
    200,000    6.875%, 02/01/2006                                      202,009
               General Motors Acceptance
                 Corporation Notes
    300,000    6.125%, 02/01/2007                                      301,726
               GTE North, Inc. Notes
    400,000    6.900%, 11/01/2008                                      423,308
               Household Finance
                 Corporation Notes
    300,000    7.200%, 07/15/2006                                      307,943
               Masco Corporation Notes
    100,000    6.750%, 03/15/2006                                      101,533
               Safeway, Inc. Notes
    250,000    4.800%, 07/16/2007                                      250,396
               SLM Corporation Notes
    300,000    3.950%, 08/15/2008                                      294,680
               TCI Communications, Inc.
                 Senior Notes
    250,000    6.875%, 02/15/2006                                      253,349
               Washington Mutual, Inc. Notes
    100,000    7.500%, 08/15/2006                                      102,992
               Weyerhaeuser Co. Notes
    300,000    6.000%, 08/01/2006                                      304,436
                                                                   -----------
               TOTAL CORPORATE
                 NOTES & BONDS
                 (COST $2,959,461)                                   2,919,649
                                                                   -----------

  SHARES
  ------
               EXCHANGE TRADED FUNDS - 6.95%

               EXCHANGE TRADED FUNDS - 6.95%
     89,250    iShares MSCI EAFE Index Fund(1)<F7>                   4,815,930
                                                                   -----------
               TOTAL EXCHANGE TRADED
                 FUNDS (COST $3,003,903)                             4,815,930
                                                                   -----------

 PRINCIPAL
  AMOUNT
 ---------
               NON-AGENCY MORTGAGE &
                 ASSET-BACKED SECURITIES - 9.57%
               Bank Of America Funding
                 Corporation Mortgage
                 Pass-Through Certificates
 $  113,812    Series 2003-1, Class A1,
                 6.000%, 04/20/2032                                    114,038
               Bear Stearns Mortgage Securities,
                 Inc. Mortgage Variable Rate
                 Pass-Thru Certificates
      8,593    Series 1997-6, Class 1-A,
                 6.767%, 03/25/2031                                      8,826
               Chase Mortgage Finance Trust
                 Mortgage Pass-Through Certificates
    424,810    Series 2003-S1,
                 5.250%, 02/25/2018                                    425,736
               Citicorp Mortgage Securities Inc.
                 Pass-Through Certificates
  1,000,000    Series 2003-11, Class 1A4,
                 5.250%, 12/25/2033                                    993,606
               Community Program Loan Trust
                 Asset-Backed Certificates
    862,898    1987-A, Class A4,
                 4.500%, 10/01/2018                                    856,975
               CS First Boston Mortgage
                 Securities Corporation Mortgage
                 Backed Pass-Through Certificates
     92,685    Series 2002-HE4, Class AF,
                 5.510%, 08/25/2032                                     93,601
    660,350    Series 2002-34, Class DB,
                 7.009%, 12/25/2032 (a)<F8>
                 (Acquired 3/17/05; Cost $477,364)                     527,041
               Indymac Home Equity Loan
                 Asset-Backed Trust Certificates
    403,746    Series 2004-C, Class 1A1,
                 3.160%, 03/25/2035                                    404,327
               Master Asset Securitization Trust
                 Collateralized Mortgage Obligation
    789,117    2003-6, Class 9A1,
                 4.250%, 07/25/2033                                    772,421
               MMCA Automobile Trust
                 Asset-Backed Certificates
    452,714    Series 2002-2, Class C,
                 5.550%, 03/15/2010                                    448,509
               Peoples Choice Home Loan
                 Securities Trust Pass-Through
                 Certificates
    500,000    Series 2004-1, Class B1,
                 5.000%, 06/25/2034                                    470,862
               Vendee Mortgage Trust
                 Pass-Through Certificates
    504,580    Series 1994-3A, Class 1ZB,
                 6.500%, 09/15/2024                                    530,728
               WAMU Floating Rate Mortgage
                 Pass-Through Certificates
  1,000,000    2003-AR9, Class 1A6,
                 4.060%, 09/25/2033                                    984,590
                                                                   -----------
               TOTAL NON-AGENCY
                 MORTGAGE AND
                 ASSET-BACKED SECURITIES
                 (COST $6,604,497)                                   6,631,260
                                                                   -----------

               UNITED STATES GOVERNMENT
                 & AGENCY ISSUES - 19.16%
  1,000,000    FHLMC Bonds,
                 3.500%, 09/08/2006                                    993,388
               FHLMC Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Inverse Variable Rate
                 Pass-Thru Certificates
    374,386    Series 2648, Class TS,
                 10.833%, 07/15/2033                                   381,702
               FHLMC Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Pass-Thru Certificates
    135,232    Series 2366, Class VG,
                 6.000%, 06/15/2011                                    137,719
    374,818    Series 2676, Class JA,
                 4.000%, 08/15/2013                                    374,120
     62,370    Series 1595, Class D,
                 7.000%, 10/15/2013                                     64,216
    150,000    Series 2672, Class NB,
                 4.000%, 05/15/2016                                    143,203
    164,714    Series 2636, Class Z,
                 4.500%, 06/15/2018                                    157,777
    500,000    Series 2663, Class LN,
                 4.500%, 01/15/2022                                    500,331
     24,616    Series 1311, Class K,
                 7.000%, 07/15/2022                                     24,600
     51,388    Series 1384, Class D,
                 7.000%, 09/15/2022                                     51,579
    125,000    Series 2626, Class NA,
                 5.000%, 06/15/2023                                    126,543
    192,486    Series 1568, Class D,
                 6.750%, 08/15/2023                                    200,215
    750,000    Series 1686, Class PJ,
                 5.000%, 02/15/2024                                    755,089
    781,040    Series 2647, Class A,
                 3.250%, 04/15/2032                                    737,508
     75,000    Series 2497, Class JH,
                 6.000%, 09/15/2032                                     77,643
  2,000,000    FHLMC Notes,
                 5.125%, 10/15/2008                                  2,048,658
               FHLMC Participation Certificates
    306,315    Pool #E0-1538,
                 5.000%, 12/01/2018                                    307,504
    238,051    Pool #42-0173,
                 5.750%, 04/01/2030                                    242,489
               FNMA Guaranteed Mortgage
                 Pass-Thru Certificates
     48,958    Pool #408761, 7.000%, 12/01/2012                         51,291
     14,448    Pool #512255, 7.500%, 09/01/2014                         15,290
     90,232    Pool #609554, 7.500%, 10/01/2016                         95,506
               FNMA Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Inverse Variable Rate
                 Pass-Thru Certificates
    123,175    Series 1993-113, Class SB,
                 9.749%, 07/25/2023                                    133,124
               FNMA Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Pass-Thru Certificates
     38,184    Series 2001-37, Class GA,
                 8.000%, 07/25/2016                                     39,641
    150,000    Series 2003-32, Class KC,
                 5.000%, 05/25/2018                                    150,154
    581,576    Series 2002-1, Class HC,
                 6.500%, 02/25/2022                                    603,994
    250,901    Series 1992G-044, Class ZQ,
                 8.000%, 07/25/2022                                    269,346
     80,555    Series 1992-188, Class PZ,
                 7.500%, 10/25/2022                                     84,709
    383,598    Series 2003-66, Class MB,
                 3.500%, 05/25/2023                                    366,706
    840,000    Series 1997-81, Class PD,
                 6.350%, 12/18/2027                                    873,933
    241,573    Series 2001-61, Class TD,
                 6.000%, 07/25/2030                                    242,562
    248,782    Series 2002-22, Class G,
                 6.500%, 04/25/2032                                    258,514
    428,001    Series 2003-28, Class GA,
                 4.000%, 10/25/2032                                    418,021
    571,977    Series 2003-49, Class JE,
                 3.000%, 04/25/2033                                    541,582
     31,534    Series 2003-35, Class UC,
                 3.750%, 05/25/2033                                     30,627
               GNMA Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Pass-Thru Certificates
    382,994    Series 1996-10, Class PD,
                 7.500%, 06/20/2026                                    399,637
     42,152    Series 1999-29, Class PB,
                 7.250%, 07/16/2028                                     43,370
     77,000    Series 2002-17, Class B,
                 6.000%, 03/20/2032                                     78,935
  1,203,350    United States Treasury
                 Inflation Index Note
               3.625%, 01/15/2008                                    1,261,638
                                                                   -----------
               TOTAL UNITED STATES
                 GOVERNMENT & AGENCY
                 ISSUES (COST $13,361,003)                          13,282,864
                                                                   -----------

  SHARES
  ------
               SHORT TERM INVESTMENTS - 1.90%

               MONEY MARKET MUTUAL FUNDS - 1.90%
  1,321,238    SEI Daily Income Trust
                 Government Fund - Class B                           1,321,238
                                                                   -----------
               TOTAL SHORT TERM
                 INVESTMENTS
                 (COST $1,321,238)                                   1,321,238
                                                                   -----------
               TOTAL INVESTMENTS
                 (COST $60,628,285) - 99.89%                        69,246,457

               OTHER ASSETS IN EXCESS
                 OF LIABILITIES - 0.11%                                 73,131
                                                                   -----------
               TOTAL NET
                 ASSETS - 100.00%                                  $69,319,588
                                                                   -----------
                                                                   -----------

  *<F6>   Non Income Producing
(1)<F7>   Underlying securities are stocks of foreign companies
(a)<F8>   Restricted Security.

                       See notes to financial statements.

MDT FUNDS--SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2005

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                            -----
               CORPORATE NOTES & BONDS - 7.06%
               The Bear Stearns Companies Inc.
                 Medium-Term Floating Rate Notes
 $  500,000    3.300%, 06/19/2006                                  $   501,291
               Boeing Capital Corporation
                 Senior Notes
    174,000    5.650%, 05/15/2006                                      176,271
               General Motors Acceptance
                 Corporation Notes
    300,000    6.125%, 02/01/2007                                      301,726
               Masco Corporation Notes
    300,000    6.750%, 03/15/2006                                      304,598
               SLM Corporation Notes
    290,000    3.950%, 08/15/2008                                      284,857
               TCI Communications, Inc.
                 Senior Notes
    250,000    6.875%, 02/15/2006                                      253,349
               Washington Mutual, Inc. Notes
    400,000    7.500%, 08/15/2006                                      411,969
               Weyerhaeuser Co. Notes
    400,000    6.000%, 08/01/2006                                      405,915
                                                                   -----------
               TOTAL CORPORATE
                 NOTES & BONDS
                 (COST $2,672,885)                                   2,639,976
                                                                   -----------

               NON-AGENCY MORTGAGE
                 AND ASSET BACKED
                 SECURITIES - 29.18%
               Americredit Automobile
                 Receivables Trust
    224,135    Series 2001-B, Class A4,
                 5.370%, 06/06/2008                                    224,843
    500,000    Series 2002-C, Class A4,
                 3.550%, 02/06/2009                                    497,452
               Banc of America Mortgage
                 Securities, Inc. Variable Rate
                 Pass-Through Certificates
    387,228    Series 2003-B, Class 2A2,
                 4.413%, 03/25/2033                                    385,039
               Capital One Auto Finance Trust
                 Asset-Backed Certificates
  1,000,000    Series 2003-A, Class A4A,
                 2.470%, 01/15/2010                                    981,880
               Community Program Loan Trust
                 Asset-Backed Certificates
    862,898    Series 1987-A, Class A4,
                 4.500%, 10/01/2018                                    856,975
               Countrywide Alternative
                 Loan Trust Mortgage
                 Pass-Through Certificates
    573,064    Series 2003-J3, Class 2A1,
                 6.250%, 12/25/2033                                    582,331
               CS First Boston Mortgage
                 Securities Corporation Mortgage
                 Backed Pass-Through Certificates
    115,000    Series 2002-26, Class 3A5,
                 2.980%, 10/25/2032                                    121,543
    471,679    Series 2002-34, Class DB,
                 7.009%, 12/25/2032 (a)<F9>
                 (Acquired 3/17/05;Cost $340,975)                      376,458
               CS First Boston Mortgage
                 Securities Corporation
                 Mortgage-Backed Pass
                 Through Certificates
    200,000    Series 2003-11, Class 1A35,
                 5.500%, 06/25/2033                                    201,191
               DaimlerChrysler Auto Trust
                 Asset-Backed Certificates
  1,000,000    Series 2004-C, Class A4,
                 3.280%, 12/08/2009                                    975,481
               Indymac Home Equity Loan
                 Asset-Backed Trust Certificates
    403,746    Series 2004-C, Class 1A1,
                 3.624%, 03/25/2035                                    404,327
               Master Asset Securitization Trust
                 Collateralized Mortgage Obligation
    789,117    Series 2003-6, Class 9A1,
                 4.250%, 07/25/2033                                    772,421
               MMCA Automobile Trust
                 Asset-Backed Certificates
    422,533    Series 2002-2, Class C,
                 5.550%, 03/15/2010                                    418,608
               Onyx Acceptance Owner Trust
                 Asset-Backed Notes
    675,596    Series 2002-C, Class A4,
                 4.070%, 04/15/2009                                    674,879
               Peoples Choice Home Loan
                 Securities Trust
                 Pass-Through Certificates
    500,000    Series 2004-1, Class B1,
                 5.000%, 06/25/2034                                    470,862
               Residential Asset Securities
                 Corporation Home Equity
                 Mortgage Asset Backed
                 Pass-Thru Certificates
    383,867    Series 2003-KS8, Class AI2,
                 2.610%, 06/25/2024                                    382,950
               Residential Funding Mortgage
                 Securities I, Inc. Mortgage
                 Pass-Through Certificates
    102,560    Series 2003-S7, Class A20,
                 4.000%, 05/25/2033                                    100,851
               Vendee Mortgage Trust
                 Pass-Through Certificates
     25,323    Series 2000-2, Class G,
                 7.500%, 10/15/2009                                     25,304
  1,009,161    Series 1994-3A, Class 1ZB,
                 6.500%, 09/15/2024                                  1,061,456
               WFS Financial Owner Trust Auto
                 Receivable Backed Notes
    408,280    Series 2002-1, Class A4A,
                 4.870%, 09/20/2009                                    409,878
  1,000,000    Series 2003-2, Class A4,
                 2.410%, 12/20/2010                                    982,691
                                                                   -----------
               TOTAL NON-AGENCY
                 MORTGAGE AND
                 ASSET-BACKED SECURITIES
                 (COST $10,941,478)                                 10,907,420
                                                                   -----------

               UNITED STATES GOVERNMENT
                 & AGENCY ISSUES - 55.63%
  1,000,000    FHLB Bonds
                 3.000%, 05/15/2006                                    992,114
               FHLMC Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Inverse Variable Rate
                 Pass-Thru Certificates
    234,272    Series 2648, Class TS,
                 10.833%, 07/15/2033                                   238,850
               FHLMC Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Pass-Thru Certificates
    166,332    Series 1211, Class L,
                 7.000%, 03/15/2007                                    166,244
    141,692    Series 1624, Class KZ,
                 6.000%, 12/15/2008                                    144,214
    749,637    Series 2676, Class JA,
                 4.000%, 08/15/2013                                    748,239
    173,371    Series 1596, Class D,
                 6.500%, 10/15/2013                                    179,065
    318,086    Series 1595, Class D,
                 7.000%, 10/15/2013                                    327,502
    200,000    Series 2695, Class DB,
                 4.000%, 09/15/2015                                    197,095
    590,613    Series 2632, Class A,
                 4.000%, 01/15/2018                                    577,072
     17,456    Series 141, Class D,
                 5.000%, 05/15/2021                                     17,442
      5,868    Series 1096, Class E,
                 7.000%, 06/15/2021                                      5,864
  1,000,000    Series 2663, Class LN,
                 4.500%, 01/15/2022                                  1,000,662
    200,000    Series 1686, Class PJ,
                 5.000%, 02/15/2024                                    201,357
    446,914    Series 2756, Class NA,
                 5.000%, 02/15/2024                                    447,192
    285,000    Series 2091, Class PG,
                 6.000%, 11/15/2028                                    293,215
    798,207    Series 2694, Class BA,
                 4.000%, 06/15/2031                                    787,990
    781,040    Series 2647, Class A,
                 3.250%, 04/15/2032                                    737,508
               FHLMC Participation Certificates
    213,944    Pool #M9-0767,
                 4.500%, 11/01/2007                                    213,842
    229,281    Pool #M9-0766,
                 5.000%, 11/01/2007                                    231,211
     57,059    Pool #A0-1379,
                 8.500%, 10/01/2010                                     59,414
     67,915    Pool #E6-5440,
                 7.500%, 11/01/2010                                     70,049
    478,944    Pool #E9-9748,
                 8.000%, 11/01/2015                                    506,901
     91,459    Pool #G3-0067,
                 7.500%, 03/01/2017                                     97,935
    459,473    Pool #E0-1538,
                 5.000%, 12/01/2018                                    461,256
    166,939    Pool #A0-1858,
                 8.500%, 07/01/2021                                    184,437
    127,915    Pool #C9-0493,
                 6.500%, 11/01/2021                                    133,008
    357,076    Pool #42-0173,
                 5.750%, 04/01/2030                                    363,733
               FHLMC Variable Rate
                 Participation Certificates
     62,765    Pool #39-0260,
                 3.348%, 10/01/2030                                     62,545
     24,261    Pool #42-0196,
                 5.311%, 11/01/2030                                     24,532
  1,000,000    FNMA Floating Rate Notes,
                 4.651%, 02/17/2009                                    985,550
               FNMA Guaranteed Mortgage
                 Pass-Thru Certificates
    702,407    Pool #254863, 4.000%, 08/01/2013                        685,123
    161,666    Pool #313806, 7.500%, 02/01/2014                        165,509
     45,989    Pool #512255, 7.500%, 09/01/2014                         48,672
    207,194    Pool #609554, 7.500%, 10/01/2016                        219,304
               FNMA Guaranteed Real Estate
                 Mortgage Investment Conduit I
                 Inverse Variable Rate
                 Pass-Thru Certificates
     19,177    Series 1993-179, Class FO,
                 4.000%, 10/25/2023                                     19,286
               FNMA Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Pass-Thru Certificates
    605,000    Series 1993-068, Class PL,
                 7.000%, 05/25/2008                                    619,543
     85,000    Series 1993-135, Class PJ,
                 6.500%, 07/25/2008                                     88,419
    232,444    Series 1994-007, Class PG,
                 6.500%, 01/25/2009                                    237,926
     98,579    Series 1993-204, Class VE,
                 6.100%, 02/25/2009                                    101,183
    250,000    Series 1993-049, Class H,
                 7.000%, 04/25/2013                                    262,941
    200,000    Series 2002-43, Class B,
                 6.000%, 07/25/2017                                    207,683
    518,869    Series 1990-28, Class X,
                 9.000%, 03/25/2020                                    566,336
    331,694    Series G-41, Class PT,
                 7.500%, 10/25/2021                                    345,274
     12,144    Series 1991-141, Class PZ,
                 8.000%, 10/25/2021                                     12,919
     88,797    Series 2002-97, Class NF,
                 4.500%, 03/25/2022                                     88,669
    614,457    Series G1992-044, Class ZQ,
                 8.000%, 07/25/2022                                    659,629
     93,803    Series 1993-025, Class J,
                 7.500%, 03/25/2023                                     99,156
    291,754    Series 1993-113, Class SB,
                 9.749%, 07/25/2023                                    315,319
  1,500,000    Series 1997-81, Class PD,
                 6.350%, 12/18/2027                                  1,560,594
    705,087    Series 2003-47, Class FP,
                 3.000%, 09/25/2032                                    707,087
    571,977    Series 2003-49, Class JE,
                 3.000%, 04/25/2033                                    541,582
    315,344    Series 2003-35, Class UC,
                 3.750%, 05/25/2033                                    306,268
               FNMA Guaranteed Variable Rate
                 Mortgage Pass-Thru Certificates
    234,327    Pool #316302, 6.825%, 11/01/2018                        247,235
               GNMA Guaranteed
                 Pass-Thru Certificates
     10,619    Pool #365841, 7.000%, 09/15/2008                         10,958
     10,049    Pool #413575, 7.000%, 12/15/2010                         10,470
               GNMA Guaranteed Real Estate
                 Mortgage Investment Conduit
                 Pass-Thru Certificates
    595,000    Series 2000-9, Class PB,
                 7.500%, 06/16/2026                                    607,029
               United States Treasury Inflation
                 Indexed Bond
    601,675    3.625%, 01/15/2008                                      630,819
               United States Treasury Note
  1,000,000    3.000%, 11/15/2007                                      978,204
                                                                   -----------
               TOTAL UNITED STATES
                 GOVERNMENT & AGENCY
                 ISSUES (COST $20,898,711)                          20,799,175
                                                                   -----------

  SHARES
  ------
               SHORT TERM INVESTMENTS - 7.77%

               MONEY MARKET MUTUAL FUNDS - 2.47%
    923,383    SEI Daily Income Trust
                 Government Fund - Class B                             923,383

 PRINCIPAL
  AMOUNT
 ---------
               UNITED STATES GOVERNMENT
                 & AGENCY ISSUES - 5.30%
               FHLMC Discount Note
 $1,000,000    0.000%, 01/10/2006                                      983,552
               FNMA Notes
  1,000,000    2.875%, 10/15/2005                                      998,345
                                                                   -----------
               TOTAL SHORT TERM
                 INVESTMENTS
                 (COST $2,907,532)                                   2,905,280
                                                                   -----------
               TOTAL INVESTMENTS
                 (COST $37,420,606) - 99.64%                        37,251,851

               OTHER ASSETS IN EXCESS
                 OF LIABILITIES - 0.36%                                135,688
                                                                   -----------
               TOTAL NET
                 ASSETS - 100.00%                                  $37,387,539
                                                                   -----------
                                                                   -----------

(a)<F9>  Restricted Security.

                       See notes to financial statements.

MDT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2005

                                                                                                        BALANCED       SHORT-TERM
                                                                                     ALL CAP CORE        GROWTH           BOND
                                                                                         FUND             FUND        FUND(1)<F10>
                                                                                     ------------       --------      ------------
ASSETS
   Investments in securities at market value (identified cost
     $65,823,312, $60,628,285 and $37,420,606,  respectively)                         $74,576,436     $69,246,457      $37,251,851
   Receivable for investments sold                                                      1,267,720         866,735               --
   Receivable for capital shares issued                                                    68,879           6,000               --
   Dividends and interest receivable                                                       42,024         201,501          208,892
   Other assets                                                                            14,984           6,713            7,560
                                                                                      -----------     -----------      -----------
       Total assets                                                                    75,970,043      70,327,406       37,468,303
                                                                                      -----------     -----------      -----------

LIABILITIES
   Payable to Adviser                                                                      17,969          43,727           12,796
   Payable for 12b-1 fees                                                                  42,511              --               --
   Payable for investments purchased                                                    1,681,337         865,645               --
   Payable for capital shares repurchased                                                     318              --               --
   Accrued expenses and other liabilities                                                 109,680          98,446           67,968
                                                                                      -----------     -----------      -----------
       Total liabilities                                                                1,851,815       1,007,818           80,764
                                                                                      -----------     -----------      -----------
NET ASSETS                                                                            $74,118,228     $69,319,588      $37,387,539
                                                                                      -----------     -----------      -----------
                                                                                      -----------     -----------      -----------

NET ASSETS CONSIST OF:
   Paid in capital                                                                    $61,002,459     $56,746,202      $38,599,743
   Undistributed net investment income                                                         --         420,725           35,563
   Accumulated net realized gain (loss) on investments                                  4,362,645       3,534,489       (1,079,012)
   Net unrealized appreciation (depreciation) on investments                            8,753,124       8,618,172         (168,755)
                                                                                      -----------     -----------      -----------
       Net assets                                                                     $74,118,228     $69,319,588      $37,387,539
                                                                                      -----------     -----------      -----------
                                                                                      -----------     -----------      -----------

Shares outstanding of beneficial interest (unlimited shares, $0.01 par value)                           5,096,379        3,919,146
Net asset value, redemption price and offering price per share                                        $     13.60      $      9.54
                                                                                                      -----------      -----------
                                                                                                      -----------      -----------

INSTITUTIONAL CLASS:(2)<F11>
   Net assets                                                                         $43,782,095
   Shares outstanding of beneficial interest (unlimited shares, $0.01 par value)        2,857,664
   Net asset value and redemption price per share                                     $     15.32
                                                                                      -----------
                                                                                      -----------

CLASS A:(3)<F12>
   Net assets                                                                         $30,336,133
   Shares outstanding of beneficial interest (unlimited shares, $0.01 par value)        1,987,715
   Net asset value, redemption price and offering price per share                     $     15.26
                                                                                      -----------
                                                                                      -----------

(1)<F10>  Formerly the Capital Conservation Fund.
(2)<F11>  Formerly the Memorial Class.
(3)<F12>  Formerly the Adviser Class.

                       See notes to financial statements.

MDT FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2005

                                                                                                     BALANCED           SHORT-TERM
                                                                              ALL CAP CORE            GROWTH               BOND
                                                                                  FUND                 FUND            FUND(1)<F13>
                                                                              ------------           --------          ------------
INVESTMENT INCOME:
   Dividend income                                                             $   776,536          $  718,719          $       --
   Interest income                                                                  29,605             915,595           1,380,485
                                                                               -----------          ----------          ----------
       Total investment income                                                     806,141           1,634,314           1,380,485
                                                                               -----------          ----------          ----------

EXPENSES:
   Investment advisory fees                                                        408,047             449,282             145,933
   Distribution fees - Class A                                                      46,747                  --                  --
   Shareholder servicing and accounting                                             98,687              80,128              75,991
   Administration fees                                                              57,749              54,674              33,841
   Federal and state registration fees                                              28,342              11,504               9,784
   Professional fees                                                                46,350              51,645              32,323
   Custody fees                                                                     40,854              42,334              15,116
   Trustees' fees and expenses                                                       9,203               9,537               8,692
   Reports to shareholders                                                           6,577               4,392               4,187
   Other                                                                             8,662              11,105               7,361
                                                                               -----------          ----------          ----------
       Total expenses before reimbursements or recoveries                          751,218             714,601             333,228
   Expenses recovered (reimbursed) by the Adviser (Note 5)                         (24,400)                 --               4,162
                                                                               -----------          ----------          ----------
   Net expenses                                                                    726,818             714,601             337,390
                                                                               -----------          ----------          ----------
NET INVESTMENT INCOME                                                               79,323             919,713           1,043,095
                                                                               -----------          ----------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments                                       5,555,605           4,595,895             (55,274)
   Change in unrealized appreciation/depreciation on investments                 5,661,269           3,979,958            (203,357)
                                                                               -----------          ----------          ----------
   Net realized and unrealized gain (loss) on investments                       11,216,874           8,575,853            (258,631)
                                                                               -----------          ----------          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $11,296,197          $9,495,566          $  784,464
                                                                               -----------          ----------          ----------
                                                                               -----------          ----------          ----------

(1)<F13>  Formerly the Capital Conservation Fund.

                       See notes to financial statements.

MDT FUNDS--ALL CAP CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                                                                  JULY 31, 2005            JULY 31, 2004
                                                                                ------------------       ------------------
OPERATIONS:
   Net investment income                                                            $    79,323              $    91,754
   Net realized gain on investments                                                   5,555,605                3,310,840
   Change in unrealized appreciation/depreciation on investments                      5,661,269                1,616,439
                                                                                    -----------              -----------
       Net increase in net assets resulting from operations                          11,296,197                5,019,033
                                                                                    -----------              -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase in net assets resulting from capital share transactions              25,583,920               11,860,400
                                                                                    -----------              -----------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:(1)<F14>
   From net investment income                                                          (118,739)                 (69,143)
   From net capital gains                                                            (2,524,687)                (609,218)
                                                                                    -----------              -----------
                                                                                     (2,643,426)                (678,361)
                                                                                    -----------              -----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:(2)<F15>
   From net investment income                                                           (35,220)                  (5,588)
   From net capital gains                                                            (1,244,084)                 (75,002)
                                                                                    -----------              -----------
                                                                                     (1,279,304)                 (80,590)
                                                                                    -----------              -----------
       Total increase in net assets                                                  32,957,387               16,120,482

NET ASSETS:
   Beginning of period                                                               41,160,841               25,040,359
                                                                                    -----------              -----------
   End of period (includes undistributed net investment
     income of $0 and $52,584, respectively)                                        $74,118,228              $41,160,841
                                                                                    -----------              -----------
                                                                                    -----------              -----------

(1)<F14>  Formerly the Memorial Class.
(2)<F15>  Formerly the Adviser Class.

                       See notes to financial statements.

MDT FUNDS--BALANCED GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                                                                  JULY 31, 2005            JULY 31, 2004
                                                                                ------------------       ------------------
OPERATIONS:
   Net investment income                                                            $   919,713              $   530,336
   Net realized gain on investments                                                   4,595,895                4,355,429
   Change in unrealized appreciation/depreciation on investments                      3,979,958                2,091,713
                                                                                    -----------              -----------
       Net increase in net assets resulting from operations                           9,495,566                6,977,478
                                                                                    -----------              -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net increase in net assets resulting from capital share transactions              11,497,448                6,522,260
                                                                                    -----------              -----------

DISTRIBUTIONS:
   Distributions from net investment income                                            (648,786)                (620,085)
   Distributions from net capital gains                                              (4,839,470)                (538,468)
                                                                                    -----------              -----------
                                                                                     (5,488,256)              (1,158,553)
                                                                                    -----------              -----------
       Total increase in net assets                                                  15,504,758               12,341,185

NET ASSETS:
   Beginning of period                                                               53,814,830               41,473,645
                                                                                    -----------              -----------
   End of period (includes undistributed net investment
     income of $420,725 and $228,403, respectively)                                 $69,319,588              $53,814,830
                                                                                    -----------              -----------
                                                                                    -----------              -----------

                       See notes to financial statements.

MDT FUNDS--SHORT-TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                                                                  JULY 31, 2005            JULY 31, 2004
                                                                                ------------------       ------------------
OPERATIONS:
   Net investment income                                                            $ 1,043,095              $   272,958
   Net realized loss on investments                                                     (55,274)                (178,322)
   Change in unrealized appreciation/depreciation on investments                       (203,357)                 296,016
                                                                                    -----------              -----------
       Net increase in net assets resulting from operations                             784,464                  390,652
                                                                                    -----------              -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 3)
   Net decrease in net assets resulting from capital share transactions                (160,377)              (6,917,376)
                                                                                    -----------              -----------

DISTRIBUTIONS:
   Distributions from net investment income                                          (1,142,042)                (647,484)
   Return of capital                                                                         --                 (670,484)
                                                                                    -----------              -----------
       Total distributions                                                           (1,142,042)              (1,317,968)
                                                                                    -----------              -----------
       Total decrease in net assets                                                    (517,955)              (7,844,692)

NET ASSETS:
   Beginning of period                                                               37,905,494               45,750,186
                                                                                    -----------              -----------
   End of period (includes undistributed net investment
     income of $35,563 and $0, respectively)                                        $37,387,539              $37,905,494
                                                                                    -----------              -----------
                                                                                    -----------              -----------

                       See notes to financial statements.

MDT FUNDS--ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS

                                                                                      INSTITUTIONAL CLASS(6)<F21>
                                                                         ------------------------------------------------------
                                                                          FOR THE             FOR THE         FOR THE PERIOD
                                                                           YEAR                YEAR             OCTOBER 1,
                                                                           ENDED               ENDED       2002(1)<F16> THROUGH
                                                                         JULY 31,            JULY 31,            JULY 31,
                                                                           2005                2004                2003
                                                                         --------            --------      --------------------
PER SHARE DATA:
Net asset value, beginning of period                                    $     13.55         $     11.76         $     10.00
                                                                        -----------         -----------         -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                       0.03(5)<F20>        0.04                0.03
   Net realized and unrealized gain on investments                             2.87                2.05                1.75
                                                                        -----------         -----------         -----------
   Total from investment operations                                            2.90                2.09                1.78
                                                                        -----------         -----------         -----------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                       (0.05)              (0.03)              (0.01)
   Distributions from net capital gains                                       (1.08)              (0.27)              (0.01)
                                                                        -----------         -----------         -----------
   Total dividends and distributions                                          (1.13)              (0.30)              (0.02)
                                                                        -----------         -----------         -----------
Net asset value, end of period                                          $     15.32         $     13.55         $     11.76
                                                                        -----------         -----------         -----------
                                                                        -----------         -----------         -----------
Total return                                                                 22.14%              17.78%              17.75%(2)<F17>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                            $43,782,095         $31,532,451         $23,455,374
   Ratio of expenses to average net assets before waiver
     or recovery of waived expenses by Adviser                                1.29%               1.40%               2.18%(3)<F18>
   Ratio of expenses to average net assets after waiver
     or recovery of waived expenses by Adviser                                1.25%               1.25%               1.33%(3)<F18>
   Ratio of net investment income (loss) to
     average net assets before waiver or
     recovery of waived expenses by Adviser                                   0.19%               0.15%             (0.48)%(3)<F18>
   Ratio of net investment income to
     average net assets after waiver or
     recovery of waived expenses by Adviser                                   0.23%               0.30%               0.37%(3)<F18>
   Portfolio turnover rate(4)<F19>                                          204.49%              95.80%             171.64%(2)<F17>

(1)<F16>  Commencement of operations.
(2)<F17>  Not Annualized.
(3)<F18>  Annualized.
(4)<F19> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F20> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(6)<F21>  Formerly the Memorial Class.

                       See notes to financial statements.

MDT FUNDS--ALL CAP CORE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           CLASS A(6)<F27>
                                                                         ----------------------------------------------------
                                                                          FOR THE           FOR THE         FOR THE PERIOD
                                                                           YEAR               YEAR           FEBRUARY 12,
                                                                           ENDED             ENDED       2003(1)<F22> THROUGH
                                                                         JULY 31,           JULY 31,           JULY 31,
                                                                           2005               2004               2003
                                                                         --------           --------     --------------------
PER SHARE DATA:
Net asset value, beginning of period                                    $     13.52       $     11.75        $     10.17
                                                                        -----------       -----------        -----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                               (0.00)(5)<F26>     0.01               0.00
   Net realized and unrealized gain on investments                             2.85              2.05               1.58
                                                                        -----------       -----------        -----------
   Total from investment operations                                            2.85              2.06               1.58
                                                                        -----------       -----------        -----------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                       (0.03)            (0.02)                --
   Distributions from net capital gains                                       (1.08)            (0.27)                --
                                                                        -----------       -----------        -----------
   Total dividends and distributions                                          (1.11)            (0.29)                --
                                                                        -----------       -----------        -----------
Net asset value, end of period                                          $     15.26       $     13.52        $     11.75
                                                                        -----------       -----------        -----------
                                                                        -----------       -----------        -----------
Total return                                                                 21.79%            17.53%             15.54%(2)<F23>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                            $30,336,133        $9,628,390         $1,584,985
   Ratio of expenses to average net assets before waiver
     or recovery of waived expenses by Adviser                                1.54%             1.65%              2.34%(3)<F24>
   Ratio of expenses to average net assets after waiver
     or recovery of waived expenses by Adviser                                1.50%             1.50%              1.50%(3)<F24>
   Ratio of net investment loss to
     average net assets before waiver or
     recovery of waived expenses by Adviser                                 (0.06)%           (0.10)%            (0.63)%(3)<F24>
   Ratio of net investment income (loss) to
     average net assets after waiver or
     recovery of waived expenses by Adviser                                 (0.02)%             0.05%              0.21%(3)<F24>
   Portfolio turnover rate(4)<F25>                                          204.49%            95.80%            171.64%(2)<F23>

(1)<F22>  Commencement of operations.
(2)<F23>  Not Annualized.
(3)<F24>  Annualized.
(4)<F25> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F26> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(6)<F27>  Formerly the Adviser Class.

                       See notes to financial statements.

MDT FUNDS--BALANCED GROWTH FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          FOR THE           FOR THE         FOR THE PERIOD
                                                                           YEAR               YEAR            OCTOBER 1,
                                                                           ENDED             ENDED       2002(1)<F28> THROUGH
                                                                         JULY 31,           JULY 31,           JULY 31,
                                                                           2005               2004               2003
                                                                         --------           --------     --------------------
PER SHARE DATA:
Net asset value, beginning of period                                    $     12.82       $     11.36        $     10.00
                                                                        -----------       -----------        -----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F29>                                               0.20              0.13               0.13
   Net realized and unrealized gain on investments                             1.87              1.61               1.28
                                                                        -----------       -----------        -----------
   Total from investment operations                                            2.07              1.74               1.41
                                                                        -----------       -----------        -----------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                       (0.15)            (0.15)             (0.05)
   Distributions from net capital gains                                       (1.14)            (0.13)             (0.00)
                                                                        -----------       -----------        -----------
   Total dividends and distributions                                          (1.29)            (0.28)             (0.05)
                                                                        -----------       -----------        -----------
Net asset value, end of period                                          $     13.60       $     12.82        $     11.36
                                                                        -----------       -----------        -----------
                                                                        -----------       -----------        -----------
Total return                                                                 16.81%            15.37%             14.18%(3)<F30>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                            $69,319,588       $53,814,830        $41,473,645
   Ratio of expenses to average net assets before recovery
     of waived expenses by Adviser                                            1.19%             1.17%              1.39%(4)<F31>
   Ratio of expenses to average net assets after recovery
     of waived expenses by Adviser                                            1.19%             1.17%              1.47%(4)<F31>
   Ratio of net investment income to
     average net assets before recovery of
     waived expenses by Adviser                                               1.54%             1.03%              1.58%(4)<F31>
   Ratio of net investment income to
     average net assets after recovery of
     waived expenses by Adviser                                               1.54%             1.03%              1.50%(4)<F31>
   Portfolio turnover rate                                                  126.92%            78.44%            124.13%(3)<F30>

(1)<F28>  Commencement of operations.
(2)<F29> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)<F30>  Not Annualized.
(4)<F31>  Annualized.

                       See notes to financial statements.

MDT FUNDS--SHORT-TERM BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          FOR THE           FOR THE         FOR THE PERIOD
                                                                           YEAR               YEAR            OCTOBER 1,
                                                                           ENDED             ENDED       2002(1)<F32> THROUGH
                                                                         JULY 31,           JULY 31,           JULY 31,
                                                                           2005               2004               2003
                                                                         --------           --------     --------------------
PER SHARE DATA:
Net asset value, beginning of period                                    $      9.63       $      9.86        $     10.00
                                                                        -----------       -----------        -----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)<F33>                                               0.27              0.06               0.15
   Net realized and unrealized gain (loss) on investments                     (0.06)             0.02              (0.07)
                                                                        -----------       -----------        -----------
   Total from investment operations                                            0.21              0.08               0.08
                                                                        -----------       -----------        -----------

LESS DISTRIBUTIONS:
   Dividends from net investment income                                       (0.30)            (0.15)             (0.22)
   Return of capital                                                             --             (0.16)                --
                                                                        -----------       -----------        -----------
   Total dividends and distributions                                          (0.30)            (0.31)             (0.22)
                                                                        -----------       -----------        -----------
Net asset value, end of period                                          $      9.54       $      9.63        $      9.86
                                                                        -----------       -----------        -----------
                                                                        -----------       -----------        -----------
Total return                                                                  2.20%             0.86%              0.82%(3)<F34>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period                                            $37,387,539       $37,905,494        $45,750,186
   Ratio of expenses to average net assets before waiver
     or recovery of waived expenses by Adviser                                0.91%             0.89%              0.98%(4)<F35>
   Ratio of expenses to average net assets after waiver
     or recovery of waived expenses by Adviser                                0.92%             0.95%              0.95%(4)<F35>
   Ratio of net investment income to
     average net assets before waiver or recovery
     of waived expenses by Adviser                                            2.87%             0.72%              2.00%(4)<F35>
   Ratio of net investment income to average
     net assets after waiver or recovery of waived
     expenses by Adviser                                                      2.86%             0.66%              2.03%(4)<F35>
   Portfolio turnover rate                                                   51.74%            96.92%             68.89%(3)<F34>

(1)<F32>  Commencement of operations.
(2)<F33> Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.
(3)<F34>  Not Annualized.
(4)<F35>  Annualized.

                       See notes to financial statements.

MDT FUNDS
NOTES TO THE FINANCIAL STATEMENTS
JULY 31, 2005

NOTE 1--DESCRIPTION OF FUND

The Optimum QTM Funds (the "Trust") was organized as a Delaware Business Trust on June 26, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end investment management company issuing its shares in a series, each series representing a distinct portfolio with its own investment objectives and policies. On August 25, 2005, the Trust changed its name to the MDT Funds. The series presently authorized are the All Cap Core Fund, the Balanced Growth Fund and the Short-Term Bond Fund (f/k/a the Capital Conservation Fund) (collectively referred to as the "Funds"). Pursuant to the 1940 Act, the Funds are each "diversified" series of the Trust. The Funds issued and sold 10,000 shares of their capital stock at $10 per share on August 16, 2002. The Funds commenced operations on October 1, 2002.

On February 12, 2003, the Trust offered a second class of shares of the All Cap Core Fund. At that time the existing class of the All Cap Core Fund was designated the Memorial Class and the new class was designated the Adviser Class. On August 26, 2005, the Memorial Class was redesignated the Institutional Class and the Adviser Class was redesignated Class A.

The primary investment objective of the All Cap Core Fund is long-term growth of capital. The primary investment objective of the Balanced Growth Fund is long-term growth through capital appreciation and current income. The primary investment objective of the Short-Term Bond Fund is to preserve the value of the Fund's assets and produce income.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

   (a) Investment Valuation--Investment securities traded on a national securities exchange are valued at their market value determined by their last price in the principal market in which these securities are normally traded except those traded on the NASDAQ NMS and Small Cap exchanges unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Other fixed income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data. U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflects their fair value.

   (b) Income Recognition--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

   (c) Securities Transactions--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders--The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for the All Cap Core Fund and the Balanced Growth Fund. The Short-Term Bond Fund declares and distributes dividends on a monthly basis. Distributions of net realized capital gains, if any, will be declared and distributed at least annually for the All Cap Core Fund, Balanced Growth Fund, and the Short-Term Bond Fund. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

   The tax components of the dividends paid during the year ended July 31, 2005 are as follows:

                                              ORDINARY       LONG-TERM CAPITAL
                                          INCOME DIVIDENDS  GAINS DISTRIBUTIONS
                                          ----------------  -------------------
   All Cap Core Fund--Institutional Class    $1,348,729          $1,294,697
   All Cap Core Fund--Class A                   641,319             637,985
   Balanced Growth Fund                       2,527,022           2,961,234
   Short-Term Bond Fund                       1,142,042                  --

   The tax components of the dividends paid during the fiscal year ended July 31, 2004 are as follows:

                                               RETURN OF               ORDINARY          LONG-TERM CAPITAL
                                         CAPITAL DISTRIBUTIONS     INCOME DIVIDENDS     GAINS DISTRIBUTIONS
                                         ---------------------     ----------------     -------------------
   All Cap Core Fund--Memorial Class            $     --              $  678,361               $   --
   All Cap Core Fund--Adviser Class                   --                  80,590                   --
   Balanced Growth Fund                               --               1,158,553                   --
   Short-Term Bond Fund                          670,484                 647,484                   --

   (e) Federal Income Taxes--The Funds intend to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds' taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (g) Expenses--The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

   (h) Guarantees and Indemnifications--In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

NOTE 3--CAPITAL SHARE TRANSACTIONS

At July 31, 2005, there were unlimited shares authorized with a par value of $0.01.

Transactions in shares of the Funds were as follows:

ALL CAP CORE FUND--INSTITUTIONAL CLASS

                                   YEAR ENDED                YEAR ENDED
                                  JULY 31, 2005             JULY 31, 2004
                               ------------------        -------------------
                               SHARES      AMOUNT        SHARES       AMOUNT
                               ------      ------        ------       ------
   Sales                       533,336  $ 7,489,650       491,472  $ 6,331,829
   Reinvestments               187,453    2,639,341        50,724      677,158
   Redemptions                (189,430)  (2,701,167)     (210,799)  (2,876,310)
                             ---------  -----------     ---------  -----------
   Net Increase                531,359  $ 7,427,824       331,397  $ 4,132,677
                             ---------  -----------     ---------  -----------
   SHARES OUTSTANDING
       Beginning of Period   2,326,305                  1,994,908
                             ---------                  ---------
       End of Period         2,857,664                  2,326,305
                             ---------                  ---------
                             ---------                  ---------

ALL CAP CORE FUND--CLASS A

                                   YEAR ENDED                YEAR ENDED
                                  JULY 31, 2005             JULY 31, 2004
                               ------------------        -------------------
                               SHARES      AMOUNT        SHARES       AMOUNT
                               ------      ------        ------       ------
   Sales                     1,420,090  $20,210,268       628,192  $ 8,403,047
   Reinvestments                89,795    1,261,622         6,030       80,376
   Redemptions                (234,345)  (3,315,794)      (56,962)    (755,700)
                             ---------  -----------     ---------  -----------
   Net Increase              1,275,540  $18,156,096       577,260  $ 7,727,723
                             ---------  -----------     ---------  -----------
   SHARES OUTSTANDING
       Beginning of Period     712,175                    134,915
                             ---------                  ---------
       End of Period         1,987,715                    712,175
                             ---------                  ---------
                             ---------                  ---------
   TOTAL NET INCREASE                   $25,583,920                $11,860,400
                                        -----------                -----------
                                        -----------                -----------

BALANCED GROWTH FUND
                                   YEAR ENDED                YEAR ENDED
                                  JULY 31, 2005             JULY 31, 2004
                               ------------------        -------------------
                               SHARES      AMOUNT        SHARES       AMOUNT
                               ------      ------        ------       ------
   Sales                       755,806  $ 9,738,462       743,681  $ 9,047,232
   Reinvestments               427,344    5,482,822        92,162    1,157,452
   Redemptions                (285,202)  (3,723,836)     (289,229)  (3,682,424)
                             ---------  -----------     ---------  -----------
   Net Increase                897,948  $11,497,448       546,614  $ 6,522,260
                             ---------  -----------     ---------  -----------
                                        -----------                -----------
   SHARES OUTSTANDING
       Beginning of Period   4,198,431                  3,651,817
                             ---------                  ---------
       End of Period         5,096,379                  4,198,431
                             ---------                  ---------
                             ---------                  ---------

SHORT-TERM BOND FUND
                                   YEAR ENDED                YEAR ENDED
                                  JULY 31, 2005             JULY 31, 2004
                               ------------------        -------------------
                               SHARES      AMOUNT        SHARES       AMOUNT
                               ------      ------        ------       ------
   Sales                       437,662  $ 4,201,734       165,459  $ 1,621,902
   Reinvestments               118,493    1,137,724       135,074    1,317,441
   Redemptions                (571,611)  (5,499,835)   (1,007,116)  (9,856,719)
                             ---------  -----------     ---------  -----------
   Net Decrease                (15,456) $  (160,377)     (706,583) $(6,917,376)
                             ---------  -----------     ---------  -----------
                                        -----------                -----------
   SHARES OUTSTANDING
       Beginning of Period   3,934,602                  4,641,185
                             ---------                  ---------
       End of Period         3,919,146                  3,934,602
                             ---------                  ---------
                             ---------                  ---------

NOTE 4--INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments for the year ended July 31, 2005 were as follows:

                             PURCHASES                       SALES
                     -------------------------     -------------------------
                     U.S. GOVERNMENT     OTHER     U.S. GOVERNMENT     OTHER
                     ---------------     -----     ---------------     -----
All Cap Core Fund       $       --   $130,269,872    $       --    $109,234,552
Balanced Growth Fund     3,090,470     78,849,682     3,429,579      70,934,305
Short-Term Bond Fund     2,633,617     14,872,513     3,529,556      14,639,055

At July 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                      BALANCED
                                                ALL CAP CORE           GROWTH            SHORT-TERM
                                                    FUND                FUND             BOND FUND
                                                ------------          --------           ----------
Cost of Investments                              $65,917,604         $60,729,963         $37,791,382
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Gross unrealized appreciation                      9,483,829           9,116,262             136,895
Gross unrealized depreciation                       (824,997)           (599,401)           (676,426)
                                                 -----------         -----------         -----------
Net unrealized appreciation/(depreciation)       $ 8,658,832         $ 8,516,861         $  (539,531)
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Undistributed ordinary income                      2,368,556           2,109,384              38,817
Undistributed long-term capital gain               2,088,381           1,950,395                 --
                                                 -----------         -----------         -----------
Total distributable earnings                     $ 4,456,937         $ 4,059,779         $    38,817
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------
Other accumulated losses                         $        --         $    (3,254)        $  (711,490)
                                                 -----------         -----------         -----------
Total accumulated earnings/(losses)              $13,115,769         $12,573,386         $(1,212,204)
                                                 -----------         -----------         -----------
                                                 -----------         -----------         -----------

At July 31, 2005, the Short-Term Bond Fund had an accumulated net realized capital loss carryover of $524,142 of which $408,592 expires in 2012 and $115,550 expires in 2013. To the extent the Short-Term Bond Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. Also, July 31, 2005, the Short-Term Bond Fund realized, on a tax basis, post-October losses of $184,904 which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 5--INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with Harris Bretall Sullivan & Smith, LLC acting through its autonomous operating division, MDT Advisers (the "Adviser"), with whom certain officers and Trustees of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the average daily net assets of the All Cap Core Fund and Balanced Growth Fund and 0.40% of the average daily assets of the Short-Term Bond Fund.

The Adviser has agreed to waive all or part of its advisory fee and/or absorb the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the operating expenses of the All Cap Core Fund--Class A and Balanced Growth Fund do not exceed 1.50% of their respective average daily net assets and that the operating expenses of the Short-Term Bond Fund do not exceed 0.95% of its average daily net assets through November 30, 2005.

From Inception through February 11, 2003, the Adviser had agreed to cap the expenses of the All Cap Core Fund so that the Fund's expenses did not exceed 1.50% of the Fund's average daily net assets. Beginning February 12, 2003 and continuing through November 30, 2005, the Adviser has agreed to defer receipt of all or part of its advisory fee and/or reimburse the All Cap Core Fund-- Institutional Class so that the expenses do not exceed 1.25% of the class' average daily net assets.

For a period of three years after the year in which the Adviser waives or reimburses Fund expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Funds will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed 1.50% for the All Cap Core--Class A, and Balanced Growth Funds, exceed 1.25% for the All Cap Core Fund--Institutional Class or exceed 0.95% for the Short-Term Bond Fund.

Each of the Funds incurred $18,756 in connection with the organization of the Trust and initial public offering of the shares. These expenses were advanced by the Adviser, and the Adviser has agreed to reimburse the Funds for these expenses, subject to potential recovery. During the fiscal year ended July 31, 2003, the Balanced Growth Fund reimbursed $18,756 that the Adviser had advanced for organizational expenses. During the year ended July 31, 2004, the Short-Term Bond Fund reimbursed $23,308 that the Adviser had advanced for organizational expenses and for Fund expenses the Adviser absorbed for the fiscal year ended July 31, 2003. During the year ended July 31, 2005, the Short-Term Bond Fund reimbursed $4,162 that the Adviser absorbed during previous fiscal periods.

Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

           YEAR OF EXPIRATION            ALL CAP CORE FUND
           ------------------            -----------------
             July 31, 2006                    $124,758
             July 31, 2007                    $ 53,361
             July 31, 2008                    $ 24,400

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 6--DISTRIBUTION PLAN

The Trust, on behalf of the All Cap Core Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 plan"), which provides that the Class A of the All Cap Core Fund may pay distribution fees of up to 0.25% of the class' average daily net assets to Quasar Distributors, LLC (the "Distributor"), an affiliate of U.S. Bancorp Fund Services, LLC. Payments under the 12b-1 plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of the Class A Shares. For the year ended January 31, 2005, the All Cap Core Fund incurred $46,747 in fees pursuant to the 12b-1 plan.

                        REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MDT Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MDT All Cap Core Fund, MDT Balanced Growth Fund, MDT Short-Term Bond Fund (constituting MDT Funds, formerly known as the Optimum Q--All Cap Core Fund, Optimum Q--Balanced Growth Fund, and Optimum Q--Capital Conservation Fund, respectively, hereafter referred to as the "Funds") at July 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

September 19, 2005

ADDITIONAL INFORMATION

INFORMATION ABOUT THE TRUSTEES

The Board of Trustees of the Trust supervises the management and affairs of the Funds. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling tollfree 1-86-OPTIMUM-Q (1-866-784-6867).

INDEPENDENT TRUSTEES

                                      TERM OF                                      # OF
                                      OFFICE                                       PORTFOLIOS   OTHER
                                      AND          PRINCIPAL                       IN FUND      TRUSTEESHIPS/
                       POSITION(S)    LENGTH       OCCUPATION(S)                   COMPLEX      DIRECTORSHIPS
NAME, ADDRESS          HELD WITH      OF TIME      DURING PAST                     OVERSEEN     HELD BY
AND AGE                FUND           SERVED       FIVE YEARS                      BY TRUSTEE   TRUSTEE
-------------          -----------    -------      -------------                   ----------   -------------
Albert H. Elfner, III  Trustee,       Indefinite   Chairman, Evergreen                 3        Unitel Corp, investor owned
53 Chestnut Street     Chairman       term;        Investment Management, an                    utility (1998-present).
Boston, MA 02114       of the Board   Since        investment management
DOB: 10/6/44           and            August       company (1996-1999);
                       Governance     2002         Chairman/CEO, Keystone
                       Committee                   Investment, an investment
                                                   company (1992-1996).

Jean E. de Valpine     Trustee        Indefinite   Retired                             3        MDT Advisers, an
c/o 125 Cambridge                     Term;                                                     investment adviser (1987-
Park Drive                            Since                                                     2002); Visarc, Inc., a
Cambridge, MA 02140                   August                                                    computer company (1986-
DOB: 12/14/21                         2002                                                      present); TradeCraft
                                                                                                Corp., a patent company
                                                                                                (1998-present).

C. Roderick O'Neil     Trustee,       Indefinite   Chairman, O'Neil Associates,        3        Beckman Coulter, Inc.
O'Neil Associates      Chairman       term;        an investment consultant                     (Director Emeritus
P.O. Box 405           of the Audit   Since        (1984-present).                              beginning in 2003), a
South Glastonbury, CT  Committee      August                                                    medical instruments
06073-0405                            2002                                                      company (1994-present);
DOB: 1/26/31                                                                                    Ambac Financial Services,
                                                                                                an insurance company
                                                                                                (1991-2001); Memorial
                                                                                                Drive Trust, profit sharing
                                                                                                accounts (1974-2002);
                                                                                                CIIT, a money market fund
                                                                                                (1996-present).

Harland A. Riker, Jr.  Trustee        Indefinite   Retired                             3        Interstate Resource, a
c/o 125 Cambridge                     term;                                                     paper/packaging company;
Park Drive                            Since                                                     Chairman of Advisory
Cambridge, MA 02140                   August                                                    Board, Palamon Capital
DOB: 8/1/28                           2002                                                      Partners, a UK- based
                                                                                                private equity firm investing
                                                                                                in Europe; Provident Art
                                                                                                Trust Foundation.

INTERESTED TRUSTEES AND OFFICERS

R. Schorr Berman*<F36> Trustee,       Indefinite   President and Chief Investment      3        Keurig Premium Coffee
125 Cambridge          President      Term;        Officer, MDT Advisers, a                     System, a signal/cup coffee
Park Drive                            Since        division of Harris Bretall                   brewing system (2001-
Cambridge, MA 02140                   August       Sullivan & Smith, LLC, an                    present); Intranets.com, an
DOB: 8/22/48                          2002         investment adviser and its                   intranet software company
                                                   predecessor, MDT Advisers,                   (1999-present).
                                                   Inc. (1987-present).

John C. Duane          Treasurer,     Indefinite   Controller, MDT Advisers, a         N/A      N/A
125 Cambridge          Chief          Term;        division of Harris Bretall
Park Drive             Compliance     Since        Sullivan & Smith, LLC, an
Cambridge, MA 02140    Officer        2002         investment adviser and its
DOB: 5/21/54                                       predecessor, MDT Advisers,
                                                   Inc. (1999-present);
                                                   Controller, Bank Boston,
                                                   N.A., investment banking
                                                   company (1995-1999).

John F. Sherman        Secretary      Indefinite   Portfolio Manager, MDT              N/A      N/A
125 Cambridge                         Term;        Advisers, a division of
Park Drive                             Since       Harris Bretall Sullivan &
Cambridge, MA 02140                   August       Smith, LLC, an investment
DOB: 8/28/67                          2002         adviser and its predecessor,
                                                   MDT Advisers, Inc (2000-
                                                   present); Senior Analyst,
                                                   Citizens Financial Group,
                                                   a banking company (1999-
                                                   2000); Senior Analyst,
                                                   FDIC, bank supervisor
                                                   (1991-1999).

*<F36> Mr. Berman is considered an "interested person" as defined in the 1940 Act because of his affiliation as President and CEO of the Adviser.

MDT FUNDS

ADDITIONAL TAX INFORMATION

The All Cap Core Fund and Balanced Growth Fund designate 21% and 16%, respectively, of dividends declared from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003. Additionally, 22% and 17% of ordinary distributions paid by the All Cap Core Fund and Balanced Growth Fund, respectively, qualify for the dividend received deduction. The All Cap Core Fund hereby designates $1,932,682 as long-term capital gains distributions and the Balanced Growth Fund hereby designates $2,961,234 as long-term capital gains distributions.

PROXY VOTING. A description of the Trust's proxy voting policies and procedures relating to the holdings of each Fund is available by calling 1-866-784-6867. Furthermore, you can obtain the description on the SEC's website at http://www.sec.gov.

PROXY VOTING RECORD. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-866-784-6867. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY DISCLOSURE PORTFOLIO HOLDINGS. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov and may also be reviewed and copied at the SEC's public reference room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

(MDT FUNDS LOGO)

INVESTMENT ADVISER
MDT Advisers,
a division of Harris
Bretall Sullivan & Smith, LLC
125 CambridgePark Drive
Cambridge, MA 02140

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

This report has been prepared for the information of shareholders of the MDT Funds and is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.

The prospectus should be read carefully before investing and can be obtained by calling 1-866-784-6867 or at www.mdtfunds.com.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant has posted its code of ethics on its Internet website: www.mdtfunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Albert H. Elfner, III and C. Roderick O'Neil are the "audit committee financial experts" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                         FYE 07/31/2005       FYE 07/31/2004
                         --------------       --------------

Audit Fees               $49,000              $42,000
Audit-Related Fees       $0                   $0
Tax Fees                 $12,300              $11,700
All Other Fees           $0                   $0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                FYE 07/31/2005      FYE 07/31/2004
----------------------                --------------      --------------
Registrant                            $12,300             $11,700
Registrant's Investment Adviser       $37,500             $11,000

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

The Schedule of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. The Registrant has posted its Code of Ethics on its website at www.mdtfunds.com.
                                                 -----------------

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  MDT Funds
                  ---------------------------

     By (Signature and Title)  /s/ R. Schorr Berman
                               ---------------------------
                               R. Schorr Berman, President

     Date      10/3/05
            ----------------------------------------------
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ R. Schorr Berman
                              ---------------------------
                              R. Schorr Berman, President

     Date      10/3/05
            ---------------------------------------------

     By (Signature and Title) /s/ John Duane
                              ---------------------------
                              John Duane, Treasurer

     Date      10/3/05
            ---------------------------------------------